PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
PERFORMANCE RESULTS (unaudited)

                           NET ASSET VALUE                 TOTAL RETURN/1/
                   -------------------------------- -----------------------------
                                                      12 MONTHS       6 MONTHS
                   05/31/97  11/30/96   05/31/96    ENDED 05/31/97 ENDED 05/31/97
---------------------------------------------------------------------------------
Class A Shares      $ 2.34    $ 2.35     $ 2.30          7.96%          2.50%
---------------------------------------------------------------------------------
Class B Shares        2.34      2.35       2.30         7.09           2.08
---------------------------------------------------------------------------------
Class C Shares        2.34      2.35       2.30         7.33           2.20
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID     RETURN/1/
---------------------------------------------------------------------------------
05/03/93-12/31/93   $ 2.50    $ 2.48       --          $0.0812           2.48%
---------------------------------------------------------------------------------
1994                  2.48      2.25       --           0.1217          (4.39)
---------------------------------------------------------------------------------
1995                  2.25      2.35       --           0.1357          10.75
---------------------------------------------------------------------------------
1996                  2.35      2.34       --           0.1360           5.57
---------------------------------------------------------------------------------
01/01/97-05/31/97     2.34      2.34       --           0.0505           2.18
---------------------------------------------------------------------------------
                                   Total:  $0.0000     $0.5251
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 05/31/97:       17.05%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID     RETURN/1/
---------------------------------------------------------------------------------
05/03/93-12/31/93   $ 2.50    $ 2.48       --          $0.0687           1.97%
---------------------------------------------------------------------------------
1994                  2.48      2.25       --           0.1034          (5.14)
---------------------------------------------------------------------------------
1995                  2.25      2.35       --           0.1157           9.79
---------------------------------------------------------------------------------
1996                  2.35      2.34       --           0.1171           4.72
---------------------------------------------------------------------------------
01/01/97-05/31/97     2.34      2.34       --           0.0434           1.87
---------------------------------------------------------------------------------
                                   Total:  $0.0000     $0.4483
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 05/31/97:       13.29%
---------------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
PERFORMANCE RESULTS (unaudited) (concluded)

PERFORMANCE SUMMARY CLASS C SHARES

                   NET ASSET VALUE
                   ----------------    CAPITAL GAINS     DIVIDENDS TOTAL
PERIOD COVERED     BEGINNING ENDING     DISTRIBUTED        PAID    RETURN/1/
----------------------------------------------------------------------------
05/03/93-12/31/93   $ 2.50   $ 2.48          --          $ 0.0730   2.14%
----------------------------------------------------------------------------
1994                  2.48     2.25          --            0.1094  (4.89)
----------------------------------------------------------------------------
1995                  2.25     2.35          --            0.1217  10.09
----------------------------------------------------------------------------
1996                  2.35     2.34          --            0.1221   4.94
----------------------------------------------------------------------------
01/01/97-05/31/97     2.34     2.34          --            0.0454   1.96
----------------------------------------------------------------------------
                                    Total:$ 0.0000       $ 0.4716
----------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 05/31/97:  14.43%
----------------------------------------------------------------------------

AVERAGE ANNUAL RETURN

                                                      % RETURN AFTER
                                       % RETURN         DEDUCTING
                                    WITHOUT SALES     MAXIMUM SALES
                                        CHARGE            CHARGE
                                    ----------------  ----------------
                                        CLASS             CLASS
                                    ----------------  ----------------
                                     A*   B**   C***   A*   B**   C***
-----------------------------------------------------------------------
Twelve Months Ended 06/30/97        7.46% 6.59% 6.84% 4.30% 3.59% 6.09%
-----------------------------------------------------------------------
Commencement of Operations Through
 06/30/97+                          3.97  3.14  3.39  3.18  3.14  3.39
-----------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

* Maximum sales charge for Class A shares is 3% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 3% and is reduced to 0% after 4 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of operations is May 3, 1993 for Class A, Class B and Class C shares.

Note:The Fund offers Class Y shares to a limited group of investors, including INSIGHT Investment Advisory Program participants. For the six months ended May 31, 1997 and since inception, October 20, 1995 through May 31, 1997, Class Y shares have a total return of 2.60% and 10.32%, respectively. For the twelve months ended June 30, 1997 and for the period since inception, October 20, 1995 through June 30, 1997, Class Y shares have an average annual return of 7.62% and 6.25%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER U.S. GOVERNMENT INCOME FUND
PERFORMANCE RESULTS (unaudited)

                           NET ASSET VALUE                 TOTAL RETURN/1/
                   -------------------------------- -----------------------------
                                                      12 MONTHS       6 MONTHS
                   05/31/97  11/30/96   05/31/96    ENDED 05/31/97 ENDED 05/31/97
---------------------------------------------------------------------------------
Class A Shares      $ 8.64    $ 8.86      $ 8.63          6.54%         0.61%
---------------------------------------------------------------------------------
Class B Shares        8.65      8.87        8.63         5.86          0.23
---------------------------------------------------------------------------------
Class C Shares        8.64      8.86        8.62         6.13          0.36
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED     PAID/2/         RETURN/1/
---------------------------------------------------------------------------------
08/31/84-12/31/84   $ 9.57    $ 9.78       --          $ 0.3515          5.95%
---------------------------------------------------------------------------------
1985                  9.78     10.32       --            1.2600         19.79
---------------------------------------------------------------------------------
1986                 10.32     10.21     $0.0053         1.1924         11.18
---------------------------------------------------------------------------------
1987                 10.21      9.34      0.0027         0.9160          0.59
---------------------------------------------------------------------------------
1988                  9.34      9.18       --            0.8718          7.83
---------------------------------------------------------------------------------
1989                  9.18      9.49       --            0.7994         12.58
---------------------------------------------------------------------------------
1990                  9.49      9.57       --            0.7883          9.67
---------------------------------------------------------------------------------
1991                  9.57     10.18       --            0.7683         14.89
---------------------------------------------------------------------------------
1992                 10.18     10.05       --            0.7372          6.37
---------------------------------------------------------------------------------
1993                 10.05     10.03       --            0.6590          6.48
---------------------------------------------------------------------------------
1994                 10.03      8.40       --            0.6014        (10.51)
---------------------------------------------------------------------------------
1995                  8.40      9.21       --            0.5807         17.04
---------------------------------------------------------------------------------
1996                  9.21      8.74       --            0.5454          0.98
---------------------------------------------------------------------------------
01/01/97-5/31/97      8.74      8.64       --            0.2028          1.20
---------------------------------------------------------------------------------
                               Total:    $0.0080       $10.2742
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 05/31/97:      163.16%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID     RETURN/1/
---------------------------------------------------------------------------------
07/01/91-12/31/91   $ 9.59    $10.19       --          $ 0.3535         10.09%
---------------------------------------------------------------------------------
1992                 10.19     10.05       --            0.6599          5.31
---------------------------------------------------------------------------------
1993                 10.05     10.04       --            0.5821          5.78
---------------------------------------------------------------------------------
1994                 10.04      8.40       --            0.5317        (11.28)
---------------------------------------------------------------------------------
1995                  8.40      9.21       --            0.5119         16.14
---------------------------------------------------------------------------------
1996                  9.21      8.74       --            0.4789          0.22
---------------------------------------------------------------------------------
01/01/97-5/31/97      8.74      8.65       --            0.1787          1.03
---------------------------------------------------------------------------------
                               Total:    $0.0000       $ 3.2967
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 05/31/97:       27.96%
---------------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.
/2/ Certain distributions may contain short-term capital gains.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER U.S. GOVERNMENT INCOME FUND
PERFORMANCE RESULTS (unaudited) (concluded)

PERFORMANCE SUMMARY CLASS C SHARES

                    NET ASSET VALUE
                   ----------------- CAPITAL GAINS DIVIDENDS TOTAL
PERIOD COVERED     BEGINNING ENDING   DISTRIBUTED    PAID    RETURN/1/
----------------------------------------------------------------------
07/02/92-12/31/92   $ 10.13  $ 10.05      --       $ 0.3281    2.16%
----------------------------------------------------------------------
1993                  10.05    10.02      --         0.6089    5.85
----------------------------------------------------------------------
1994                  10.02     8.39      --         0.5557  (10.97)
----------------------------------------------------------------------
1995                   8.39     9.20      --         0.5345   16.46
----------------------------------------------------------------------
1996                   9.20     8.73      --         0.5008    0.47
----------------------------------------------------------------------
01/01/97-5/31/97       8.73     8.64      --         0.1867    1.13
----------------------------------------------------------------------
                              Total:   $ 0.0000    $ 2.7147
----------------------------------------------------------------------
                    CUMULATIVE TOTAL RETURN AS OF 05/31/97:   13.92%
----------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN

                                                      % RETURN AFTER
                                       % RETURN          DEDUCTING
                                    WITHOUT SALES      MAXIMUM SALES
                                        CHARGE            CHARGE
                                    ----------------  -----------------
                                        CLASS              CLASS
                                    ----------------  -----------------
                                     A*   B**   C***   A*    B**   C***
-----------------------------------------------------------------------
Twelve Months Ended 06/30/97        6.86% 6.07% 6.34% 2.59% 1.07% 5.59%
-----------------------------------------------------------------------
Five Years Ended 06/30/97           3.66  2.86   N/A  2.82  2.50   N/A
-----------------------------------------------------------------------
Ten Years Ended 06/30/97            6.67   N/A   N/A  6.23   N/A   N/A
-----------------------------------------------------------------------
Commencement of Operations Through
 06/30/97+                          7.93  4.37  2.86  7.59  4.23  2.86
-----------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of issuance dates are August 31, 1984, July 1, 1991 and July 2, 1992 for Class A, Class B and Class C shares, respectively.

Note:The Fund offers Class Y shares to a limited group of investors, including the trustee of the PaineWebber Savings Investment Plan and INSIGHT Investment Advisory Program participants. For the six months ended May 31, 1997, and since inception, September 11, 1991 through May 31, 1997, Class Y shares have a total return of 0.74% and 30.01%, respectively. For the twelve months ended June 30, 1997 and for the period since inception, September 11, 1991 through June 30, 1997, Class Y shares have an average annual return of 7.16% and 4.83%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER INVESTMENT GRADE INCOME FUND
PERFORMANCE RESULTS (unaudited)

                           NET ASSET VALUE                 TOTAL RETURN/1/
                   -------------------------------- -----------------------------
                                                      12 MONTHS       6 MONTHS
                   05/31/97  11/30/96   05/31/96    ENDED 05/31/97 ENDED 05/31/97
---------------------------------------------------------------------------------
Class A Shares      $10.39    $10.59      $10.16         9.79%           1.67%
---------------------------------------------------------------------------------
Class B Shares       10.39     10.58       10.16        8.97             1.38
---------------------------------------------------------------------------------
Class C Shares       10.39     10.59       10.16        9.24             1.41
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED     PAID/2/         RETURN/1/
---------------------------------------------------------------------------------
08/31/84-12/31/84   $ 9.57    $ 9.77       --         $  0.3549          5.88%
---------------------------------------------------------------------------------
1985                  9.77     10.52       --            1.3080         22.76
---------------------------------------------------------------------------------
1986                 10.52     10.75    $ 0.0125         1.2060         14.47
---------------------------------------------------------------------------------
1987                 10.75      9.55      0.0279         0.9846         (1.51)
---------------------------------------------------------------------------------
1988                  9.55      9.51       --            0.8603          8.88
---------------------------------------------------------------------------------
1989                  9.51      9.77       --            0.8363         11.98
---------------------------------------------------------------------------------
1990                  9.77      9.54       --            0.8284          6.47
---------------------------------------------------------------------------------
1991                  9.54     10.42       --            0.8180         18.56
---------------------------------------------------------------------------------
1992                 10.42     10.50       --            0.8081          8.87
---------------------------------------------------------------------------------
1993                 10.50     11.08       --            0.7920         13.35
---------------------------------------------------------------------------------
1994                 11.08      9.70       --            0.7659         (5.59)
---------------------------------------------------------------------------------
1995                  9.70     10.79       --            0.7525         19.61
---------------------------------------------------------------------------------
1996                 10.79     10.46       --            0.7287          3.98
---------------------------------------------------------------------------------
01/01/97-05/31/97    10.46     10.39       --            0.2791          2.03
---------------------------------------------------------------------------------
                               Total:   $ 0.0404      $ 11.3228
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 05/31/97:      233.45%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID     RETURN/1/
---------------------------------------------------------------------------------
07/01/91-12/31/91   $ 9.79    $10.41       --         $  0.3795         10.39%
---------------------------------------------------------------------------------
1992                 10.41     10.49       --            0.7623          8.05
---------------------------------------------------------------------------------
1993                 10.49     11.08       --            0.7101         12.63
---------------------------------------------------------------------------------
1994                 11.08      9.70       --            0.6894         (6.30)
---------------------------------------------------------------------------------
1995                  9.70     10.79       --            0.6742         18.74
---------------------------------------------------------------------------------
1996                 10.79     10.45       --            0.6510          3.12
---------------------------------------------------------------------------------
01/01/97-05/31/97    10.45     10.39       --            0.2499          1.84
---------------------------------------------------------------------------------
                               Total:   $ 0.0000      $  4.1164
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 05/31/97:       56.94%
---------------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.
/2/ Certain distributions may contain short-term capital gains.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER INVESTMENT GRADE INCOME FUND
PERFORMANCE RESULTS (unaudited) (concluded)

PERFORMANCE SUMMARY CLASS C SHARES

                    NET ASSET VALUE
                   ----------------- CAPITAL GAINS DIVIDENDS TOTAL
PERIOD COVERED     BEGINNING ENDING   DISTRIBUTED    PAID    RETURN/1/
----------------------------------------------------------------------
07/02/92-12/31/92   $ 10.48  $ 10.50      --       $ 0.3377   3.44%
----------------------------------------------------------------------
1993                  10.50    11.08      --         0.7383  12.80
----------------------------------------------------------------------
1994                  11.08     9.70      --         0.7022  (6.07)
----------------------------------------------------------------------
1995                   9.70    10.79      --         0.6999  19.03
----------------------------------------------------------------------
1996                  10.79    10.46      --         0.6764   3.46
----------------------------------------------------------------------
01/01/97-05/31/97     10.46    10.39      --         0.2595   1.84
----------------------------------------------------------------------
                              Total:   $ 0.0000    $ 3.4140
----------------------------------------------------------------------
                    CUMULATIVE TOTAL RETURN AS OF 05/31/97:  37.57%
----------------------------------------------------------------------

AVERAGE ANNUAL RETURN

                                                       % RETURN AFTER
                                       % RETURN          DEDUCTING
                                     WITHOUT SALES     MAXIMUM SALES
                                        CHARGE             CHARGE
                                    -----------------  ----------------
                                         CLASS             CLASS
                                    -----------------  ----------------
                                     A*    B**   C***   A*   B**   C***
------------------------------------------------------------------------
Twelve Months Ended 06/30/97        10.13% 9.32% 9.58% 5.69% 4.32% 8.83%
------------------------------------------------------------------------
Five Years Ended 06/30/97            7.76  6.97   N/A  6.89  6.66   N/A
------------------------------------------------------------------------
Ten Years Ended 06/30/97             8.80   N/A   N/A  8.35   N/A   N/A
------------------------------------------------------------------------
Commencement of Operations Through
 06/30/97+                           9.97  8.08  6.93  9.62  7.96  6.93
------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of issuance dates are August 31, 1984, July 1, 1991 and July 2, 1992 for Class A, Class B and Class C shares, respectively.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER HIGH INCOME FUND
PERFORMANCE RESULTS (unaudited)

                           NET ASSET VALUE                 TOTAL RETURN/1/
                   -------------------------------- -----------------------------
                                                      12 MONTHS       6 MONTHS
                   05/31/97  11/30/96   05/31/96    ENDED 05/31/97 ENDED 05/31/97
---------------------------------------------------------------------------------
Class A Shares       $ 7.44   $ 7.35      $ 7.18        13.94%         6.03%
---------------------------------------------------------------------------------
Class B Shares         7.44     7.35        7.17       13.26          5.64
---------------------------------------------------------------------------------
Class C Shares         7.45     7.36        7.19       13.37          5.76
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS   DIVIDENDS        TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED     PAID/2/         RETURN/1/
---------------------------------------------------------------------------------
08/31/84-12/31/84   $  9.57  $  9.80    $ 0.0100      $  0.3717          6.46%
---------------------------------------------------------------------------------
1985                   9.80    10.38       --            1.4080         21.67
---------------------------------------------------------------------------------
1986                  10.38    10.36      0.0250         1.4160         14.27
---------------------------------------------------------------------------------
1987                  10.36     8.88      0.0475         1.3010         (1.98)
---------------------------------------------------------------------------------
1988                   8.88     8.44       --            1.2317          9.13
---------------------------------------------------------------------------------
1989                   8.44     7.26       --            1.0687         (1.83)
---------------------------------------------------------------------------------
1990                   7.26     5.70       --            0.9744         (8.53)
---------------------------------------------------------------------------------
1991                   5.70     7.23       --            1.0159         47.02
---------------------------------------------------------------------------------
1992                   7.23     7.93       --            0.9698         24.06
---------------------------------------------------------------------------------
1993                   7.93     8.77       --            0.8894         22.74
---------------------------------------------------------------------------------
1994                   8.77     6.96       --            0.8576        (11.69)
---------------------------------------------------------------------------------
1995                   6.96     6.92       --            0.7879         10.96
---------------------------------------------------------------------------------
1996                   6.92     7.39       --            0.7001         17.73
---------------------------------------------------------------------------------
01/01/97-05/31/97      7.39     7.44       --            0.2545          4.20
---------------------------------------------------------------------------------
                               Total:   $ 0.0825      $ 13.2467
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 05/31/97:      282.61%
---------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                    NET ASSET VALUE
                   ------------------ CAPITAL GAINS                    TOTAL
PERIOD COVERED     BEGINNING  ENDING   DISTRIBUTED  DIVIDENDS PAID     RETURN/1/
---------------------------------------------------------------------------------
07/01/91-12/31/91   $  6.85  $  7.22       --         $  0.4960         12.92%
---------------------------------------------------------------------------------
1992                   7.22     7.92       --            0.9037         23.07
---------------------------------------------------------------------------------
1993                   7.92     8.77       --            0.8237         21.97
---------------------------------------------------------------------------------
1994                   8.77     6.96       --            0.7969        (12.34)
---------------------------------------------------------------------------------
1995                   6.96     6.92       --            0.7344         10.15
---------------------------------------------------------------------------------
1996                   6.92     7.38       --            0.6466         16.70
---------------------------------------------------------------------------------
01/01/97-05/31/97      7.38     7.44       --            0.2340          4.05
---------------------------------------------------------------------------------
                               Total:   $ 0.0000      $  4.6353
---------------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 05/31/97:       98.73%
---------------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.
/2/ Certain distributions may contain short-term capital gains.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER HIGH INCOME FUND
PERFORMANCE RESULTS (unaudited) (concluded)

PERFORMANCE SUMMARY CLASS C SHARES

                   NET ASSET VALUE
                   ----------------    CAPITAL GAINS     DIVIDENDS TOTAL
PERIOD COVERED     BEGINNING ENDING     DISTRIBUTED        PAID    RETURN/1/
----------------------------------------------------------------------------
07/02/92-12/31/92   $ 7.80   $ 7.94         --           $ 0.4041    7.07%
----------------------------------------------------------------------------
1993                  7.94     8.79          --            0.8456   22.22
----------------------------------------------------------------------------
1994                  8.79     6.97          --            0.8185  (12.20)
----------------------------------------------------------------------------
1995                  6.97     6.93          --            0.7528   10.40
----------------------------------------------------------------------------
1996                  6.93     7.40          --            0.6653   17.13
----------------------------------------------------------------------------
01/01/97-05/31/97     7.40     7.45          --            0.2411    4.00
----------------------------------------------------------------------------
                                    Total:$ 0.0000        $3.7274
----------------------------------------------------------------------------
                          CUMULATIVE TOTAL RETURN AS OF 05/31/97:   54.53%
----------------------------------------------------------------------------

AVERAGE ANNUAL RETURN

                                                          % RETURN AFTER
                                                             DEDUCTING
                                    % RETURN WITHOUT       MAXIMUM SALES
                                      SALES CHARGE            CHARGE
                                    -------------------  -------------------
                                          CLASS                CLASS
                                    -------------------  -------------------
                                     A*     B**   C***    A*     B**   C***
-----------------------------------------------------------------------------
Twelve Months Ended 06/30/97        16.16% 15.31% 15.58% 11.46% 10.31% 14.83%
-----------------------------------------------------------------------------
Five Years Ended 06/30/97           10.26   9.49    N/A   9.36   9.21    N/A
-----------------------------------------------------------------------------
Ten Years Ended 06/30/97             9.71    N/A    N/A   9.26    N/A    N/A
-----------------------------------------------------------------------------
Commencement of Operations Through
 06/30/97+                          11.19  12.47   9.52  10.83  12.38   9.52
-----------------------------------------------------------------------------

/1/ Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included.

* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.
*** Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.
+ Commencement of issuance dates are August 31, 1984, July 1, 1991 and July 2, 1992 for Class A, Class B and Class C shares, respectively.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS                           MAY 31, 1997      (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                          INTEREST
   (000)                               MATURITY DATES               RATES            VALUE
 ---------                          --------------------       ---------------    -----------
 GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION CERTIFICATES --
  46.80%
 $   185 GNMA ...................         02/15/23                  8.000%        $   188,177
  12,090 GNMA ...................   01/15/16 to 09/15/20           10.500          13,325,560
   5,930 GNMA ...................   03/15/10 to 05/15/19           11.500           6,692,154
  19,081 GNMA II ARM.............         04/20/26                  5.500          18,856,537
   4,852 GNMA II ARM.............   12/20/22 to 12/20/23            6.875           4,968,169
   1,901 GNMA II ARM.............         01/20/18                  7.000           1,949,686
  32,000 GNMA TBA ...............           TBA                     8.000          32,580,000
                                                                                  -----------
 Total Government National Mort-
  gage Association Certificates
  (cost -- $79,093,291)...........                                                 78,560,283
                                                                                  -----------
 FEDERAL HOME LOAN MORTGAGE
 CORPORATION CERTIFICATES --
  16.27%
  12,321 FHLMC ..................   01/01/23 to 02/01/26            8.000          12,556,057
   4,098 FHLMC ..................         05/01/16                  8.500           4,242,906
     538 FHLMC ..................   07/01/09 to 02/01/10            9.000             566,496
   1,343 FHLMC ..................         11/01/16                  9.750           1,457,031
     971 FHLMC ..................   10/01/20 to 11/01/20           10.500           1,069,073
   3,835 FHLMC ..................   05/01/11 to 12/01/20           11.000           4,275,497
   2,805 FHLMC ..................   06/01/04 to 06/01/20           11.500           3,149,924
                                                                                  -----------
 Total Federal Home Loan Mortgage
  Corporation Certificates
  (cost -- $27,078,863)...........                                                 27,316,984
                                                                                  -----------
 FEDERAL NATIONAL MORTGAGE
 ASSOCIATION CERTIFICATES --
  24.68%
   3,167 FNMA....................         02/01/05                  9.000           3,290,373
   5.641 FNMA....................   04/01/10 to 12/01/15            9.250           5,990,641
     683 FNMA....................   03/01/06 to 12/01/09            9.500             733,655
   1,101 FNMA....................   04/01/10 to 06/01/19           10.250           1.195,092
   2,882 FNMA....................   11/01/10 to 04/01/22           10.500           3,171,016
   3,774 FNMA....................   07/01/13 to 05/01/20           11.000           4,226,614
   9,672 FNMA ARM................         09/01/26                  7.089           9,818,984
   3,394 FNMA ARM................         09/01/15                  7.393           3,531,476
   9,330 FNMA ARM................         05/01/25                  7.590           9,472,956
                                                                                  -----------
 Total Federal National Mortgage
  Association Certificates
  (cost -- $40,916,537)...........                                                 41,430,807
                                                                                  -----------
 COLLATERALIZED MORTGAGE
 OBLIGATIONS -- 5.78%
         Bear Stearns, Series
     904  1989-1, Class D .......         06/01/17                  9.000             905,119
         Resolution Trust Corpo-
          ration, Series 1994-1,
   4,134  Class A2A .............         09/25/29                  7.750           4,158,874
         Ryland Mortgage Accept-
          ance Corporation, Se-
   4,464  ries 76, Class B ......         08/01/18                  9.000           4,642,454
                                                                                  -----------
 Total Collateralized Mortgage Ob-
  ligations (cost -- $9,424,805)..                                                  9,706,447
                                                                                  -----------
 U.S. GOVERNMENT AGENCY BACKED
 NOTES -- 11.03%
         Federal Home Loan Bank
          Consolidated Discount
     100  Note ..................         07/10/97                  5.500@             99,404
         Federal Home Loan Mort-
  12,200  gage Discount Notes ...   06/02/97 to 07/18/97       5.400 to 5.500@     12,156,625
         Federal National Mort-
          gage Association Dis-
   6,300  count Notes............   06/16/97 to 07/21/97       5.390 to 5.530@      6,270,091
                                                                                  -----------
 Total U.S. Government Agency
  Backed Notes (cost --
   $18,526,120)...................                                                 18,526,120
                                                                                  -----------

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

 PRINCIPAL
  AMOUNT                                                                             INTEREST
   (000)                                                         MATURITY DATES        RATES             VALUE
 ---------                                                       --------------      --------         ------------
 COMMERCIAL PAPER -- 12.88%
 $ 2,000  National Rural Utilities
          Cooperative Finance Corporation......................      06/23/97         5.540%@         $  1,993,229
   5,000  Ford Motor Credit Company............................      06/16/97         5.560@             4,988,417
   5,500  Gillette Company.....................................      06/02/97         5.650@             5,499,137
   9,200  New Center Asset Trust...............................      07/09/97         5.620@             9,142,055
                                                                                                      ------------
 Total Commercial Paper (cost -- $21,622,838)..................                                         21,622,838
                                                                                                      ------------
 REPURCHASE AGREEMENT -- 1.86%
   3,117  Repurchase Agreement dated 05/30/97, with State
            Street Bank and Trust Company, collateralized by
            $2,235,000 U.S. Treasury Bonds, 12.000% due
            08/15/13; proceeds $3,118,299 (cost -- $3,117,000).      06/02/97         5.000              3,117,000
                                                                                                      ------------
 Total Investments (cost -- $199,779,454) -- 119.30%...........                                        200,280,479
 Liabilities in excess of other assets -- (19.30)%.............                                        (32,402,707)
                                                                                                      ------------
 Net Assets -- 100.00%.........................................                                       $167,877,772
                                                                                                      ------------

-------
@Yield to maturity for discounted securities
 ARM - Adjustable Rate Mortgage Security; the interest rate shown is the current rate at May 31, 1997
 TBA - (To Be Assigned) Securities are purchased on a forward commitment basis with an approximate (generally +/-1.0%) principal amount and generally stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.



                 See accompanying notes to financial statements

PAINEWEBBER U.S. GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS                           MAY 31, 1997      (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY           INTEREST
   (000)                                     DATES              RATES          VALUE
 ---------                            -------------------- ---------------- ------------
 U. S. GOVERNMENT OBLIGATIONS --
  23.13%
  $65,765  United States Treasury
            Bonds+.................   08/15/13 to 11/15/24 7.500 to 12.000% $ 81,171,165
    8,778  United States Treasury
            Notes..................         09/30/01             6.375         8,734,110
                                                                            ------------
 Total U. S. Government Obligations
 (cost -- $90,762,371)..............                                          89,905,275
                                                                            ------------
 GOVERNMENT NATIONAL MORTGAGE
 ASSOCIATION CERTIFICATES -- 17.25%
   37,534  GNMA....................   01/15/24 to 03/15/26       7.500        37,392,933
    5,868  GNMA....................         11/15/17             8.500         6,171,328
      328  GNMA....................   10/15/16 to 05/15/18       9.000           350,307
      144  GNMA....................         08/15/17             9.500           155,651
    2,027  GNMA....................   06/15/11 to 02/15/16      11.000         2,253,635
   13,935  GNMA....................         09/15/20            11.500        15,725,089
    5,010  GNMA TBA................           TBA                7.500         4,991,213
                                                                            ------------
 Total Government National Mortgage
 Association Certificates
 (cost -- $67,178,089)..............                                          67,040,156
                                                                            ------------
 FEDERAL HOME LOAN MORTGAGE
 CORPORATION CERTIFICATES -- 10.68%
      350  FHLMC...................         03/01/09             6.500           343,909
      189  FHLMC...................         08/01/25             7.000           184,259
   14,218  FHLMC...................         04/01/25             9.000        15,184,088
    2,562  FHLMC...................         09/01/05            10.000         2,742,120
    3,552  FHLMC...................   06/01/04 to 12/01/05      10.500         3,808,251
    6,511  FHLMC+..................         01/01/16            11.000         7,211,346
    5,362  FHLMC...................         10/01/16            11.500         6,020,810
    5,762  FHLMC ARM+..............         10/01/23             7.853         6,016,014
                                                                            ------------
 Total Federal Home Loan Mortgage
 Corporation Certificates (cost --
  $41,443,600)......................                                          41,510,797
                                                                            ------------
 FEDERAL NATIONAL MORTGAGE
 ASSOCIATION CERTIFICATES -- 22.74%
   31,246  FNMA....................   07/01/17 to 02/01/25       7.000        30,398,636
    4,998  FNMA....................   02/01/14 to 07/01/25       7.500         4,979,145
   12,904  FNMA....................         09/01/25             8.500        13,450,038
    2,780  FNMA....................         05/01/09             9.000         2,922,769
   37,055  FNMA TBA COFI ARM.......           TBA                6.089        36,626,552
                                                                            ------------
 Total Federal National Mortgage
 Association Certificates (cost --
  $87,563,288)......................                                          88,377,140
                                                                            ------------
 U.S. GOVERNMENT AGENCY BACKED
 NOTES -- 23.61%
   26,500  Federal Home Loan
            Mortgage
            Corporation+(1)........   09/23/99 to 09/08/04  7.420 to 7.980    26,590,022
   40,000  Federal Home Loan
            Mortgage Discount
            Notes..................   06/12/97 to 06/24/97  5.375 to 5.390@   39,880,268
   25,405  Federal National
            Mortgage Association...   02/11/04 to 02/02/07  6.830 to 7.500    25,289,790
                                                                            ------------
 Total U.S. Government Agency Backed
 Notes (cost -- $91,505,965)........                                          91,760,080
                                                                            ------------

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

 PRINCIPAL
   AMOUNT                                       MATURITY INTEREST
   (000)                                         DATES    RATES      VALUE
 ----------                                     -------- -------- ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.91%
  $ 4,649   FDIC Remic Trust, 1996-C1, Class
             1A..............................   05/25/26  6.750%  $  4,618,099
    3,750   FNMA REMIC, Trust 1987-2, Class
             Z...............................   11/25/17 11.000      9,825,803
    1,909   FNMA REMIC, Trust 1996-M6 Class
             E...............................   09/17/19  7.750      1,934,231
    7,459   CS First Boston Mortgage
             Securities Corp., Series 1995-
             WF1, Class A1...................   12/21/27  6.452      4,381,736
    2,772   CS First Boston Mortgage
             Securities Corp., Series 1997-Z,
             Class A.........................   06/01/20  7.500      2,758,463
      233   Collateralized Mortgage
             Obligation Trust, Series 14,
             Class Z.........................   01/01/17  8.000        235,834
    2,955   DLJ Mortgage Acceptance Corp.,
             Series 1997-CF1, Class A1A......   05/15/06  7.400      3,012,253
    5,292   GMAC Commercial Mortgage
             Securities, Inc., Series 1996-
             C1, Class A2A...................   09/15/03  6.790      5,259,086
    6,417   Merrill Lynch Mortgage Investors,
             Inc., Series 1996-C1, Class A1..   04/25/28  7.150      6,459,422
                                                                  ------------
 Total Collateralized Mortgage Obligations
 (cost -- $38,435,025)........................                      38,484,927
                                                                  ------------
 CALL OPTIONS -- 0.03%
   NUMBER
 OF OPTIONS
 ----------
      100   CBT Treasury Bonds; par value
             $10,000,000; price 107.812;
             expiring Aug 97 (cost --
             $124,038)........................                         107,813
                                                                  ------------
 REPURCHASE AGREEMENT -- 2.67%
 PRINCIPAL
   AMOUNT
   (000)
 ----------
   10,365   Repurchase agreement dated
             05/30/97 with First Chicago
             Capital Markets, Inc.,
             collateralized by $10,595,000
             U.S. Treasury Notes, 6.375%, due
             03/31/01; proceeds: $10,369,768
             (cost --  $10,365,000)..........   06/02/97  5.520     10,365,000
                                                                  ------------
 INVESTMENTS OF CASH COLLATERAL FOR SECURITIES
 LOANED -- 0.09%
 MONEY MARKET FUNDS - 0.09%
   NUMBER
 OF SHARES
   (000)
 ----------
       20   Liquid Assets Portfolio..........                           19,719
      344   TempFund Portfolio...............                          344,281
                                                                  ------------
 Total Investments of Cash Collateral for
 Securities Loaned (cost -- $364,000).........                         364,000
                                                                  ------------
 Total Investments (cost -- $427,741,376) --
  110.11%.....................................                     427,915,188
 Liabilities in excess of other assets --
  (10.11)%....................................                     (39,293,243)
                                                                  ------------
 Net Assets -- 100.00%........................                    $388,621,945
                                                                  ============

---------
@     Yield to maturity for discounted securities
+ Security, or portion thereof, was pledged as collateral for futures and written options transactions
(1)   Security, or portion thereof, was on loan at May 31, 1997
ARM Adjustable Rate Mortgage Security; the interest rate shown is the current rate at May 31, 1997
CBT   Chicago Board of Trade
COFI  Eleventh District Federal Home Loan Bank Cost of Funds index
REMIC Real Estate Mortgage Investment Conduit
TBA (To Be Assigned) Securities are purchased on a forward commitment basis with approximated (generally +/-1.0%) principal amount and generally stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
WRITTEN OPTIONS

                      NUMBER                       EXPIRATION EXERCISE
                    OF OPTIONS UNDERLYING CONTRACT    DATE     PRICE    VALUE
                    ---------- ------------------- ---------- -------- --------
Put................    200      CBT Treasury Bond    Aug 97   $106.00  $109,375
                                                                       ========

FUTURES CONTRACTS

                                                                   UNREALIZED
 NUMBER OF                                    IN      EXPIRATION  APPRECIATION
 CONTRACTS                               EXCHANGE FOR    DATE    (DEPRECIATION)
 --------- ---------------------------   ------------ ---------- --------------

  340      Contract to Deliver--10
           year Notes.................   $136,804,375  Sept 97     $ (63,750)
  900      Contract to Deliver--5 year
           Notes......................     94,673,047  Sept 97      (150,391)
  920      Contract to Receive--
           Treasury Bonds.............    100,477,500  Sept 97       377,500
                                                                   ---------
                                                                   $ 163,359
                                                                   =========

                 See accompanying notes to financial statements

PAINEWEBBER INVESTMENT GRADE INCOME FUND
PORTFOLIO OF INVESTMENTS                           MAY 31, 1997      (UNAUDITED)

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- -----------
 CORPORATE BONDS -- 85.96%
 AGRICULTURE, FOOD & BEVERAGE --
  1.68%
  $5,000   Phillip Morris Companies
            Incorporated...........         01/15/27           7.750%     $ 4,816,835
                                                                          -----------
 AIRLINES -- 4.21%
   6,500   Delta Air Lines
            Incorporated...........         12/15/22          10.375        8,056,522
   4,000   Northwest Airlines
            Incorporated...........   03/15/04 to 03/15/07 8.375 to 8.700   3,996,450
                                                                          -----------
                                                                           12,052,972
                                                                          -----------
 BANKING -- 13.88%
  10,000   BT Institutional Capital
            Trust A................         12/01/26           8.090        9,600,480
   6,000   Chase Manhattan
            Corporation............         08/01/04           7.875        6,040,752
   5,000   Citicorp................         11/01/04           8.625        5,213,680
   3,500   Greenpoint Capital Trust
            I......................         06/01/27           9.100        3,532,550
   7,000   Providian Capital I.....         02/01/27           9.525        7,235,774
   5,000   Southtrust Bank Alabama.         05/15/25*          7.690        5,204,190
   3,000   St. Paul Bancorp. ......         02/15/04           7.125        2,937,435
                                                                          -----------
                                                                           39,764,861
                                                                          -----------
 BROKER/DEALER -- 4.95%
   5,000   Donaldson Lufkin &
            Jenrette Securities
            Corporation............         11/01/05           6.875        4,807,655
   8,800   Lehman Brothers
            Incorporated...........         05/01/07           8.500        9,370,258
                                                                          -----------
                                                                           14,177,913
                                                                          -----------
 BUSINESS MACHINES -- 1.60%
   4,500   Digital Equipment
            Corporation............         11/01/12           8.625        4,570,425
                                                                          -----------
 CABLE/COMMUNICATIONS -- 6.21%
   5,000   Comcast Cable
            Communications.........         05/01/27           8.500        5,181,305
   7,000   TCI Communications
            Incorporated...........         03/31/27           9.650        7,101,787
   5,000   TKR Cable Incorporated..         10/30/07          10.500        5,494,990
                                                                          -----------
                                                                           17,778,082
                                                                          -----------
 DIVERSIFIED/INDUSTRIAL -- 2.38%
   2,000   Hawk Corporation........         12/01/03          10.250        2,045,000
   5,000   Mark IV Industries
            Incorporated...........         04/01/06           7.750        4,781,430
                                                                          -----------
                                                                            6,826,430
                                                                          -----------
 HEALTHCARE -- 2.11%
   6,000   Tenet Healthcare
            Corporation............         01/15/03           7.875        6,030,000
                                                                          -----------
 HOTELS/GAMING -- 3.65%
   4,000   GNS Finance Corporation.         03/15/03           9.250        4,234,908
   6,000   HMH Properties
            Incorporated...........         05/15/05           9.500        6,210,000
                                                                          -----------
                                                                           10,444,908
                                                                          -----------

PAINEWEBBER INVESTMENT GRADE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES              RATES         VALUE
 ---------                            -------------------- --------------- ------------
 CORPORATE BONDS (CONCLUDED)
 INSURANCE -- 8.90%
  $ 2,400  Chubb Corporation.......         11/15/99            8.750%     $  2,449,786
    5,000  Lumbermans Mutual
            Casualty Company.......         07/01/26            9.150         5,359,120
    5,000  Markel Capital Trust....         01/01/46            8.710         4,976,895
    5,000  Orion Capital Trust I...         01/01/37            8.730         5,021,620
    5,700  Trenwick Capital Trust
            I......................         02/01/37            8.820         5,649,190
    2,000  Zurich Capital Trust....         06/01/37            8.376         2,019,920
                                                                           ------------
                                                                             25,476,531
                                                                           ------------
 MEDIA -- 4.79%
    9,000  News America Holdings
            Incorporated...........   10/15/12 to 12/01/95 7.900 to 10.125    9,116,154
    5,000  Viacom Incorporated.....         01/15/16            7.625         4,597,250
                                                                           ------------
                                                                             13,713,404
                                                                           ------------
 METALS -- 1.77%
    5,000  Ryerson Tull
            Incorporated...........         07/15/01            8.500         5,071,660
                                                                           ------------
 OIL/GAS -- 3.83%
    1,700  Chesapeake Energy
            Corporation............         03/15/12            8.500         1,678,750
    5,000  Gulf Canada Resources
            Limited................         03/15/17            8.250         5,047,500
    3,750  Occidental Petroleum
            Corporation............         06/01/19           11.125         4,239,720
                                                                           ------------
                                                                             10,965,970
                                                                           ------------
 PRINTING/PUBLISHING -- 1.24%
    3,450  Valassis Inserts
            Incorporated...........         03/15/99            9.375         3,558,896
                                                                           ------------
 RETAIL -- 4.15%
    5,950  May Department Stores
            Company................         06/15/21            9.875         6,702,068
    5,000  Shapko Stores...........         03/15/22            9.250         5,190,645
                                                                           ------------
                                                                             11,892,713
                                                                           ------------
 TELEPHONE COMPANIES &
 TELECOMMUNICATIONS -- 1.80%
    5,000  Pacific Bell............         08/15/31            8.500         5,164,965
                                                                           ------------
 UTILITIES -- 11.88%
    5,000  Commonwealth Edison
            Company................         06/15/20            9.875         5,586,520
    7,000  Cooperative Utilities...         03/15/19            9.520         7,491,267
    7,750  Duke Power Company......         03/01/21            8.750         8,043,702
    5,000  Louisiana Power & Light
            Company................         07/01/22            8.500         4,860,540
    7,745  Texas Utilities Electric
            Company................   05/01/21 to 01/30/37 8.175 to 9.750     8,044,746
                                                                           ------------
                                                                             34,026,775
                                                                           ------------
 YANKEE -- 6.93%
    4,500  Banca Commerciale
            Italiana...............         07/15/07            8.250         4,725,927
    5,000  Loewen Group
            International
            Incorporated...........         10/15/03            8.250         5,077,965
    5,000  Quebec Province, Canada.         07/15/23            7.500         4,846,645
    5,000  Rogers Cantel
            Incorporated...........         06/01/08            9.375         5,187,500
                                                                           ------------
                                                                             19,838,037
                                                                           ------------
 Total Corporate Bonds (cost --
  $243,129,043).....................                                        246,171,377
                                                                           ------------

PAINEWEBBER INVESTMENT GRADE INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY       INTEREST
   (000)                                     DATES          RATES      VALUE
 ---------                            -------------------- -------- ------------
 U.S. GOVERNMENT OBLIGATIONS --
  2.94%
    8,500  United States Treasury
            Notes+ (cost --
             $8,454,468)...........         09/30/00        6.125   $  8,428,277
                                                                    ------------
 FEDERAL NATIONAL MORTGAGE
 ASSOCIATION CERTIFICATES -- 3.99%
   11,749  FNMA (cost --
             $11,495,327)..........   07/01/25 to 04/01/26  7.000     11,429,234
                                                                    ------------
  NUMBER
 OF SHARES
 ---------
 PREFERRED STOCK -- 1.43%
  160,000  California Federal
            Preferred Capital
            Corporation (cost --
             $4,000,000)...........                         9.125      4,080,000
                                                                    ------------
 PRINCIPAL
  AMOUNT
   (000)
 ---------
 REPURCHASE AGREEMENT -- 3.80%
   10,893  Repurchase Agreement
            dated 05/30/97, with
            Salomon Brothers
            Incorporated,
            collateralized by
            $11,065,000 U.S.
            Treasury Notes, 5.875%
            due 2/15/00; proceeds:
            $10,897,947 (cost --
             $10,893,000)..........         06/02/97        5.450     10,893,000
                                                                    ------------
 Total Investments (cost --
  $277,971,838) -- 98.12%...........                                 281,001,888
 Other assets in excess of
 liabilities -- 1.88%...............                                   5,388,675
                                                                    ------------
 Net Assets 100.00%.................                                $286,390,563
                                                                    ============

---------
* Maturity date reflects earliest date bonds can be put back to issuer + Security, or portion thereof, was pledged as collateral for futures

FUTURES CONTRACTS

 NUMBER OF                                       IN      EXPIRATION  UNREALIZED
 CONTRACTS      CONTRACTS TO DELIVER        EXCHANGE FOR    DATE    DEPRECIATION
 --------- ------------------------------   ------------ ---------- ------------
  260      5 year Treasury Notes.........   $27,292,313   Sept 97    $(101,125)
                                                                     =========


                 See accompanying notes to financial statements

PAINEWEBBER HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS                           MAY 31, 1997      (UNAUDITED)

 PRINCIPAL
  AMOUNT                                         MATURITY INTEREST
   (000)                                          DATES    RATES      VALUE
 ---------                                       -------- -------- ------------
 CORPORATE BONDS--85.44%
 AEROSPACE -- 1.08%
 $  6,150   SabreLiner Corporation Series A...   04/15/03  12.500% $  6,180,750
                                                                   ------------
 AIRLINES -- 0.67%
    3,500   Airplane Pass Through Trust.......   03/15/19  10.875     3,850,000
                                                                   ------------
 CABLE -- 8.64%
    5,000   Comcast Corporation...............   05/15/05   9.375     5,175,000
    5,000   Fundy Cable.......................   11/15/05  11.000     5,337,500
    9,500   International CableTel
             Incorporated.....................   02/01/06  11.500+    6,436,250
    2,000   International CableTel
             Incorporated**...................   02/15/07  10.000     2,010,000
    5,000   Multi Canal S.A. de C.V.**........   02/01/07  10.500     5,175,000
   11,250   TCI Satellite Entertainment
             Incorporated**...................   02/15/07  12.250+    6,412,500
    8,000   Telewest PLC......................   10/01/06   9.625     8,160,000
    5,000   Tevecap S.A.......................   11/26/04  12.625     5,312,500
   10,000   UIH Australia Pacific
             Incorporated.....................   05/15/06  14.000+    5,675,000
                                                                   ------------
                                                                     49,693,750
                                                                   ------------
 CHEMICALS -- 0.60%
    3,250   Texas Petrochemical Corporation...   07/01/06  11.125     3,445,000
                                                                   ------------
 COMMUNICATIONS -- 12.09%
   11,000   Colt Telecom Group PLC............   12/15/06  12.000+    6,985,000
    5,000   Comcast Cellular Holdings
             Incorporated**...................   05/01/07   9.500     5,006,250
    3,750#  Globalstar L.P. ..................   02/15/04  11.375     3,796,875
    3,000   GST Equipment Funding
             Incorporated**...................   05/01/07  13.250     3,105,000
    8,130   GST USA Incorporated..............   12/15/05  13.875+    4,756,050
    5,000   ITC Deltacom Incorporated**.......   06/01/07  11.000     5,100,000
   15,750   McCaw International Limited**.....   04/15/07  13.000+    7,599,375
   16,250   Nextel Communications
             Incorporated.....................   08/15/04   9.750+   12,350,000
    5,250   People's Telecommunications
             Company..........................   07/15/02  12.250     5,591,250
    9,000   RSL Communications Limited........   11/15/06  12.250     9,090,000
    9,250   Viatel Incorporated...............   01/15/05  15.000+    6,151,250
                                                                   ------------
                                                                     69,531,050
                                                                   ------------
 CONSUMER MANUFACTURING -- 4.59%
    7,515   Apparel Ventures Incorporated.....   12/31/00  12.250     6,538,050
    4,606   Chattem Incorporated..............   06/15/04  12.750     5,095,387
    5,000   Coleman Escrow Corporation**......   05/15/01  13.190*    3,025,000
    3,750   Commemorative Brands Incorporated.   01/15/07  11.000     3,946,875
    3,750   EKCO Group Incorporated...........   04/01/06   9.250     3,787,500
    7,500   Icon Health & Fitness Corporation.   11/15/06  14.000+    4,012,500
                                                                   ------------
                                                                     26,405,312
                                                                   ------------
 ENERGY -- 2.18%
    4,400   Crown Central Petroleum
             Corporation......................   02/01/05  10.875     4,554,000
    8,000   Petroleos Mexicanos...............   12/01/23   8.625     6,960,000
    1,000   Pride Petroleum Services
             Incorporated.....................   05/01/07   9.375     1,042,500
                                                                   ------------
                                                                     12,556,500
                                                                   ------------

PAINEWEBBER HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                                       MATURITY INTEREST
   (000)                                        DATES    RATES        VALUE
 ---------                                     -------- --------   ------------
 CORPORATE BONDS (CONTINUED)
 ENTERTAINMENT -- 1.60%
 $  2,875   Cobb Theatres...................   03/01/03  10.625%   $  3,004,375
    6,390   United Artists Theatre Circuit..   07/01/15   9.300       6,166,786
                                                                   ------------
                                                                      9,171,161
                                                                   ------------
 FINANCE -- 1.55%
    3,000   Imperial Credit Industries
             Incorporated...................   01/15/07   9.875       2,970,000
    6,000   Olympic Financial Limited.......   03/15/07  11.500       5,940,000
                                                                   ------------
                                                                      8,910,000
                                                                   ------------
 FOOD & BEVERAGE -- 7.16%
    7,000   American Rice Incorporated......   07/31/02  13.000       7,175,000
   31,420   Iowa Select Farms++.............   02/15/04  17.500+     21,073,393
    4,250   Packaged Ice Incorporated**.....   04/15/04  12.000       4,335,000
    5,000   TLC Beatrice International
             Holdings Incorporated..........   10/01/05  11.500       5,562,500
    3,000   Windy Hill Pet Food
             Incorporated**.................   05/15/07   9.750       3,030,000
                                                                   ------------
                                                                     41,175,893
                                                                   ------------
 GAMING -- 0.66%
    3,750   Casino America Incorporated.....   08/01/03  12.500       3,815,625
    9,401#  Grand Palais Casino
             Incorporated++.................   11/01/97  18.250(a)            0
                                                                   ------------
                                                                      3,815,625
                                                                   ------------
 GENERAL INDUSTRIAL -- 5.54%
    5,125   Avondale Mills..................   05/01/06  10.250       5,342,813
    3,000   Continental Global Group
             Incorporated**.................   04/01/07  11.000       3,150,000
    5,500   Dominion Textile USA............   04/01/06   9.250       5,692,500
    4,250   Goss Graphic Systems
             Incorporated...................   10/15/06  12.000       4,632,500
    6,000   Poindexter J.B. Incorporated....   05/15/04  12.500       5,970,000
    6,500   Polysindo International Finance
             Company B.V. ..................   06/15/06  11.375       7,068,750
                                                                   ------------
                                                                     31,856,563
                                                                   ------------
 HEALTHCARE -- 0.75%
    1,625   Integrated Health Services
             Incorporated**.................   09/15/07   9.500       1,673,750
    2,500   Quest Diagnostics Incorporated..   12/15/06  10.750       2,662,500
                                                                   ------------
                                                                      4,336,250
                                                                   ------------
 HOMEBUILDING -- 2.57%
    1,375   American Builders and
             Contractors**..................   05/15/07  10.625       1,392,188
    3,250   K Hovnanian Enterprises
             Incorporated...................   04/15/02  11.250       3,347,500
    4,000   Ryland Group Incorporated.......   07/01/06  10.500       4,240,000
    5,228   Trizec Finance..................   10/15/05  10.875       5,803,080
                                                                   ------------
                                                                     14,782,768
                                                                   ------------
 HOTELS & LODGING -- 0.68%
    3,750   HMH Properties Incorporated.....   05/15/05   9.500       3,900,000
                                                                   ------------

PAINEWEBBER HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                                    MATURITY           INTEREST
   (000)                                     DATES              RATES          VALUE
 ---------                            -------------------- ----------------    -----
 CORPORATE BONDS (CONTINUED)
 MEDIA -- 10.59%
 $  8,000  Affiliated Newspaper
            Investments............         07/01/06            13.250%+    $ 7,020,000
    4,200  Grupo Televisa S.A. de
            C.V. ..................         05/15/06            11.875        4,725,000
    4,500  Grupo Televisa S.A. de
            C.V....................         05/15/08            13.250+       3,161,250
    7,500  Hollinger International
            Publishing.............         02/01/06             9.250        7,575,000
    5,750  Newsquest Capital PLC...         05/01/06            11.000        6,195,625
    5,000  Pegasus Communications
            Corporation............         07/01/05            12.500        5,487,500
    2,375  Petersen Publishing
            Company LLC............         11/15/06            11.125        2,624,375
    5,000  Sullivan Graphics
            Incorporated...........         08/01/05            12.750        5,150,000
    5,175  Sun Media Corporation**.         05/15/07             9.500        5,175,000
    3,500  T.V. Azteca S.A. de
            C.V.**.................         02/15/07            10.500        3,591,875
   10,500  Viacom Incorporated.....         07/07/06             8.000       10,211,250
                                                                            -----------
                                                                             60,916,875
                                                                            -----------
 METALS & MINING -- 2.81%
    5,000  Altos Hornos de Mexico
            S.A. de C.V.**.........   04/30/02 to 04/30/04 11.375 to 11.875   5,268,750
    3,500  Commonwealth Aluminum
            Corporation............         10/01/06            10.750        3,675,000
    2,950  Easco Corporation.......         03/15/01            10.000        2,979,500
    4,100  WCI Steel Incorporated..         12/01/04            10.000        4,223,000
                                                                            -----------
                                                                             16,146,250
                                                                            -----------
 PACKAGING -- 7.33%
    4,000  Asia Pulp and Paper**...         12/29/49            12.000+       4,020,000
    3,400  Doman Industries
            Limited................         03/15/04             8.750        3,221,500
    4,000  Four M Corporation......         06/01/06            12.000        4,020,000
    3,500  FSW International
            Finance Company B.V. ..         11/01/06            12.500        3,517,500
    2,500  Grupo Industrial Durango
            S.A. de C.V. ..........         08/01/03            12.625        2,796,875
    4,000  Indah Kiat International
            Finance Company B.V. ..         06/15/06            12.500        4,500,000
    3,000  Portola Packaging
            Incorporated...........         10/01/05            10.750        3,030,000
    2,250  Printpack Incorporated..         08/15/06            10.625        2,370,938
    3,000  Stone Container
            Corporation............         04/01/02            12.250        3,075,000
    4,500  Uniforet Incorporated...         10/15/06            11.125        4,095,000
    7,250  Vicap, S.A. de C.V.**...   05/15/02 to 05/15/07 10.250 to 11.375   7,515,000
                                                                            -----------
                                                                             42,161,813
                                                                            -----------
 RETAIL -- 4.93%
    5,500  Barry's Jewelers,
            Incorporated...........         12/22/00            11.000(a)     3,300,000
    6,000  Big Five Holdings
            Incorporated...........         09/15/02            13.625        6,330,000
    5,500  Chief Auto Parts
            Incorporated...........         05/15/05            10.500        5,555,000
    6,875  CSK Auto Incorporated**.         11/01/06            11.000        7,201,563
    6,000  Great American Cookie
            Incorporated...........         01/15/01            10.875        5,970,000
                                                                            -----------
                                                                             28,356,563
                                                                            -----------
 SUPERMARKETS & DRUGSTORES -- 2.74%
    4,367  Di Giorgio Corporation..         02/15/03            12.000        4,629,020
   23,572  Farm Fresh Holdings
            Corporation............         10/01/02            14.250        1,826,799
    6,750  Pantry Incorporated.....         11/15/00            12.000        6,783,750
    2,625  Pueblo Xtra
            International
            Incorporated**.........         08/01/03             9.500        2,506,875
                                                                            -----------
                                                                             15,746,444
                                                                            -----------

PAINEWEBBER HIGH INCOME FUND

 PRINCIPAL
  AMOUNT                                        MATURITY INTEREST
   (000)                                         DATES    RATES       VALUE
 ---------                                      -------- --------  ------------
 CORPORATE BONDS (CONCLUDED)
 TECHNOLOGY -- 2.16%
 $ 12,200  Electronic Retailing Systems
            International**..................   02/01/04  13.250%+ $  8,357,000
    9,000  InterAct Systems Incorporated.....   08/01/03  14.000+     4,050,000
                                                                   ------------
                                                                     12,407,000
                                                                   ------------
 TRANSPORTATION NON-AIR -- 2.50%
    2,250  Atlantic Express Transportation
            Corporation**....................   02/01/04  10.750      2,340,000
    4,000  Gearbulk Holding Limited..........   12/01/04  11.250      4,400,000
    3,250  Stena Shipping....................   12/15/05  10.500      3,522,188
    4,000  Walbro Corporation................   07/15/05   9.875      4,140,000
                                                                   ------------
                                                                     14,402,188
                                                                   ------------
 UTILITIES -- 2.02%
    5,750  Calpine Corporation...............   02/01/04   9.250      5,850,625
    5,589  Panda Funding Corporation.........   08/20/12  11.625      5,784,148
                                                                   ------------
                                                                     11,634,773
                                                                   ------------
 Total Corporate Bonds (cost -- $503,901,999).                      491,382,528
                                                                   ------------
 CONVERTIBLE BONDS -- 1.65%
 CABLE -- 0.43%
    2,750  International CableTel
            Incorporated.....................   06/15/08   7.000      2,461,250
                                                                   ------------
 COMMUNICATIONS -- 0.25%
    1,925  GST Telecommunciations
            Incorporated.....................   12/15/05  13.875+     1,443,750
                                                                   ------------
 GENERAL INDUSTRIAL -- 0.46%
    3,000  Corporate Express Incorporated....   07/01/00   4.500      2,625,000
                                                                   ------------
 TECHNOLOGY -- 0.51%
    3,750  Softkey International
            Incorporated.....................   11/01/00   5.500      2,943,750
                                                                   ------------
 Total Convertible Bonds (cost--$9,801,837)...                        9,473,750
                                                                   ------------
 NUMBER OF
  SHARES
 ---------
 COMMON STOCK(A) -- 2.45%
 COMMUNICATIONS -- 0.32%
   38,955  PageMart Nationwide Incorporated.....................        228,861
    9,000  RSL Communications Limited...........................        180,000
  222,616  Viatel Incorporated..................................      1,447,003
                                                                   ------------
                                                                      1,855,864
                                                                   ------------
 FOOD & BEVERAGE -- 0.01%
  240,000  Specialty Foods Corporation..........................         60,000
                                                                   ------------

PAINEWEBBER HIGH INCOME FUND

 NUMBER OF
  SHARES                                                                VALUE
 ---------                                                           -----------
 COMMON STOCK(A) (CONCLUDED)
 GAMING -- 1.35%
  744,101  Casino America Incorporated............................   $ 1,743,987
  768,570  Colorado Gaming & Entertainment Company................     3,458,564
  541,666  Hollywood Casino Corporation...........................     1,861,977
  364,322  Lady Luck Gaming Corporation...........................       683,104
                                                                     -----------
                                                                       7,747,632
                                                                     -----------
 GENERAL INDUSTRIAL -- 0.04%
    1,400  Communications & Power++...............................       210,000
                                                                     -----------
 RETAIL -- 0.01%
  201,289  Barry's Jewelers, Incorporated.........................        81,774
                                                                     -----------
 SUPERMARKETS & DRUGSTORES -- 0.05%
   21,787  Duane Reade Corporation................................       183,010
   40,000  Farm Fresh Holdings Corporation........................        80,000
                                                                     -----------
                                                                         263,010
                                                                     -----------
 TECHNOLOGY -- 0.67%
  594,328  Ampex Corporation......................................     3,825,987
                                                                     -----------
 Total Common Stock (cost -- $11,560,566)..........................   14,044,267
                                                                     -----------
 PREFERRED STOCK -- 6.55%
 CABLE -- 0.57%
   34,321  Cablevision Systems Corporation(a).....................     3,286,786
                                                                     -----------
 FINANCE -- 0.62%
  140,000  California Federal Preferred Capital Corporation.......     3,570,000
                                                                     -----------
 GENERAL INDUSTRIAL -- 0.49%
   25,349  Communications & Power++(a)............................     2,792,800
                                                                     -----------
 HEALTHCARE -- 0.84%
    4,750  Fresenius Medical Care Capital Trust...................     4,856,875
                                                                     -----------
 MEDIA -- 2.62%
    3,000  Pegasus Communications Corporation(a)..................     2,910,000
   11,029  Time Warner Incorporated(a)............................    12,159,472
                                                                     -----------
                                                                      15,069,472
                                                                     -----------
 RETAIL -- 1.41%
       60  Signet Group PLC(a)....................................     8,100,000
                                                                     -----------
 Total Preferred Stock (cost -- $30,502,578).......................   37,675,933
                                                                     -----------
 NUMBER OF
 WARRANTS
 ---------
 WARRANTS(A) -- 0.92%
 AEROSPACE -- 0.01%
    8,400  SabreLiner Corporation.................................        63,000
                                                                     -----------

PAINEWEBBER HIGH INCOME FUND

 NUMBER OF
 WARRANTS                                                              VALUE
 ---------                                                          ------------
 WARRANTS(A) (CONCLUDED)
 COMMUNICATIONS -- 0.07%
   14,025  Clearnet Communications Incorporated..................   $     98,175
   26,400  Intelcom Group USA Incorporated.......................        132,000
   27,600  Pagemart Wireless Incorporated........................        158,700
                                                                    ------------
                                                                         388,875
                                                                    ------------
 CONSUMER MANUFACTURING -- 0.34%
    8,350  AVI Holdings Incorporated.............................         41,750
   11,000  Chattem Incorporated..................................        134,750
   14,000  Icon Health & Fitness Corporation.....................      1,750,000
                                                                    ------------
                                                                       1,926,500
                                                                    ------------
 FOOD & BEVERAGE -- 0.18%
  420,000  Iowa Select Farms++...................................      1,050,000
                                                                    ------------
 GAMING -- 0.09%
   76,848  Casino America Incorporated...........................        138,326
   10,075  HDA Management Corporation............................        395,545
                                                                    ------------
                                                                         533,871
                                                                    ------------
 MEDIA -- 0.23%
   12,000  Affiliated Newspaper Investments......................      1,200,000
   11,282  Pegasus Communications Corporation....................        117,051
                                                                    ------------
                                                                       1,317,051
                                                                    ------------
 RETAIL -- 0.00%
    1,080  Cookies USA Incorporated..............................         10,800
                                                                    ------------
 TECHNOLOGY--0.00%
    9,000  InterAct Systems Incorporated.........................         22,500
                                                                    ------------
 Total Warrants (cost -- $6,592,243)..............................     5,312,597
                                                                    ------------

 PRINCIPAL
  AMOUNT                                        MATURITY INTEREST
   (000)                                          DATE     RATE
 ---------                                      -------- --------
 REPURCHASE AGREEMENT -- 2.26%
  $13,021  Repurchase Agreement dated
            05/30/97, with Salomon Brothers
            Incorporated, collateralized by
            $13,225,000 U.S. Treasury Notes,
            5.875% due 02/15/00; proceeds:
            $13,026,914 (cost --
             $13,021,000)....................   06/02/97  5.450%    13,021,000
                                                                  ------------
 Total Investments (cost -- $575,380,223) --
   99.27%.....................................                     570,910,075
 Other assets in excess of liabilities --
   0.73%......................................                       4,213,379
                                                                  ------------
 Net Assets -- 100.00%........................                    $575,123,454
                                                                  ============

---------
 # Security represents a unit which is composed of the stated bond with attached warrants or common stock.
++  Illiquid securities representing 4.2% of portfolio assets
(a) Non-income producing security
 + Denotes a step-up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 *  Yield to maturity at purchase date

                 See accompanying notes to financial statements

PAINEWEBBER
STATEMENT OF ASSETS AND LIABILITIES                      MAY 31, 1997(UNAUDITED)

                          LOW DURATION
                              U.S.           U.S.        INVESTMENT
                           GOVERNMENT     GOVERNMENT       GRADE          HIGH
                           INCOME FUND    INCOME FUND   INCOME FUND    INCOME FUND
                          -------------  -------------  ------------  -------------
ASSETS
Investments in
 securities, at value
 (cost -- $199,779,454,
 $427,741,376,
 $277,971,838 and
 $575,380,223,
 respectively)..........  $ 200,280,479  $ 427,915,188  $281,001,888  $ 570,910,075
Receivable for
 investments sold.......        163,410        263,551     4,708,862     18,219,491
Interest receivable.....        966,119      4,410,554     6,059,437      9,439,444
Receivable for shares of
 beneficial interest
 sold...................          1,753        112,721       263,675      1,578,585
Variation margin
 receivable.............       --              114,375       --            --
Deferred organizational
 expenses...............         43,908       --             --            --
Other assets............         53,099        122,211        87,467         42,941
                          -------------  -------------  ------------  -------------
Total assets............    201,508,768    432,938,600   292,121,329    600,190,536
                          -------------  -------------  ------------  -------------
LIABILITIES
Payable for investments
 purchased..............     32,445,000     41,577,746     3,495,030     20,939,544
Payable for shares of
 beneficial interest
 repurchased............        497,176        868,667       746,234      1,378,356
Dividends payable.......        313,533        965,076       786,302      2,020,293
Payable to affiliates...        158,231        302,710       230,807        547,582
Collateral for
 securities loaned......       --              364,000       --            --
Outstanding options
 written................       --              109,375       --            --
Variation margin
 payable................       --             --              97,500       --
Accrued expenses and
 other liabilities......        217,056        129,081       374,893        181,307
                          -------------  -------------  ------------  -------------
Total liabilities.......     33,630,996     44,316,655     5,730,766     25,067,082
                          -------------  -------------  ------------  -------------
NET ASSETS
Beneficial interest --
  $0.001 par value
 (unlimited amount
 authorized)............    287,146,820    521,048,162   324,970,724    790,347,208
Undistributed
 (distributions in
 excess of) net
 investment income......       (361,702)    (1,124,170)     (442,620)       817,459
Accumulated net realized
 losses from
 investments, futures
 and options
 transactions...........   (119,408,371)  (131,659,893)  (41,066,466)  (211,571,065)
Net unrealized
 appreciation
 (depreciation) of
 investments, futures
 and options............        501,025        357,846     2,928,925     (4,470,148)
                          -------------  -------------  ------------  -------------
Net assets..............  $ 167,877,772  $ 388,621,945  $286,390,563  $ 575,123,454
                          =============  =============  ============  =============
CLASS A:
Net assets..............  $  56,240,101  $ 301,710,295  $210,002,360  $ 251,374,517
                          -------------  -------------  ------------  -------------
Shares outstanding......     24,075,886     34,902,932    20,208,950     33,770,779
                          -------------  -------------  ------------  -------------
Net asset value and
 redemption value per
 share..................          $2.34          $8.64        $10.39          $7.44
                                  =====          =====        ======          =====
Maximum offering price
 per share (net asset
 value plus sales charge
 of 4.00% of offering
 price -- 3.00% for Low
 Duration U.S.
 Government Income
 Fund)..................          $2.41          $9.00        $10.82          $7.75
                                  =====          =====        ======          =====
CLASS B:
Net assets..............  $   7,121,700  $  49,427,884  $ 47,626,466  $ 223,120,252
                          -------------  -------------  ------------  -------------
Shares outstanding......      3,049,267      5,717,345     4,584,427     29,996,152
                          -------------  -------------  ------------  -------------
Net asset value and
 offering price per
 share..................          $2.34          $8.65        $10.39          $7.44
                                  =====          =====        ======          =====
CLASS C:
Net assets..............  $ 104,178,923  $  31,504,352  $ 28,761,737  $ 100,628,685
                          -------------  -------------  ------------  -------------
Shares outstanding......     44,609,585      3,647,964     2,767,941     13,499,905
                          -------------  -------------  ------------  -------------
Net asset value and
 offering price per
 share..................          $2.34          $8.64        $10.39          $7.45
                                  =====          =====        ======          =====
CLASS Y:
Net assets..............  $     337,048  $   5,979,414
                          -------------  -------------
Shares outstanding......        144,261        692,326
                          -------------  -------------
Net asset value,
 offering price and
 redemption value per
 share..................          $2.34          $8.64
                                  =====          =====

                 See accompanying notes to financial statements

PAINEWEBBER
STATEMENT OF OPERATIONS

                            FOR THE SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
                            ----------------------------------------------------
                            LOW DURATION
                                U.S.          U.S.      INVESTMENT
                             GOVERNMENT    GOVERNMENT      GRADE        HIGH
                            INCOME FUND   INCOME FUND   INCOME FUND  INCOME FUND
                            ------------  ------------  -----------  -----------
INVESTMENT INCOME:
Interest and dividends....   $ 6,031,584  $ 14,779,182  $12,270,551  $30,195,086
                             -----------  ------------  -----------  -----------
EXPENSES:
Investment advisory and
 administration...........       444,819     1,030,110      744,265    1,388,315
Service fees -- Class A...        73,547       396,514      270,555      304,495
Service and distribution
 fees -- Class B..........        36,396       276,634      256,824    1,081,993
Service and distribution
 fees -- Class C..........       417,975       124,744      112,666      357,494
Custody and accounting....        54,218        89,915       91,121      155,453
Transfer agency and
 service fees.............        39,259       101,792      163,300      224,527
Amortization of
 organizational expense...        23,565       --           --           --
Reports and notices to
 shareholders.............        20,169        58,253       71,005       83,481
Legal and audit...........        15,832        25,826       45,500       70,404
State registration fees...        15,529        28,984       38,272       43,611
Trustees' fees............         6,125         6,125        6,125        6,125
Other expenses............         4,080         6,077        9,617       39,644
                             -----------  ------------  -----------  -----------
                               1,151,514     2,144,974    1,809,250    3,755,542
                             -----------  ------------  -----------  -----------
Net investment income.....     4,880,070    12,634,208   10,461,301   26,439,544
                             -----------  ------------  -----------  -----------
REALIZED AND UNREALIZED
 GAINS (LOSSES) FROM
 INVESTMENT ACTIVITIES:
Net realized gains
 (losses) from:
 Investment transactions..     1,044,622    (2,163,508)   2,001,390   (3,057,735)
 Futures contracts........       --         (1,808,584)      61,522      --
 Options..................       --             84,193       41,294      --
Net change in unrealized
 appreciation/depreciation
 of:
 Investments..............    (2,218,543)   (7,658,522)  (8,098,392)   8,506,566
 Futures .................       --             57,484     (101,125)     --
 Options written..........       --            444,461      187,556      --
                             -----------  ------------  -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 FROM INVESTMENT
 ACTIVITIES...............    (1,173,921)  (11,044,476)  (5,907,755)   5,448,831
                             -----------  ------------  -----------  -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM
 OPERATIONS...............   $ 3,706,149  $  1,589,732  $ 4,553,546  $31,888,375
                             ===========  ============  ===========  ===========

                 See accompanying notes to financial statements

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                            FOR THE SIX MONTHS
                                                  ENDED          FOR THE YEAR
                                               MAY 31, 1997          ENDED
                                               (UNAUDITED)     NOVEMBER 30, 1996
                                            ------------------ -----------------
FROM OPERATIONS:
Net investment income.....................    $   4,880,070      $  13,878,583
Net realized gains from investment
 transactions.............................        1,044,622            714,614
Net change in unrealized
 appreciation/depreciation of investments.       (2,218,543)          (698,960)
                                              -------------      -------------
Net increase in net assets resulting from
 operations...............................        3,706,149         13,894,237
                                              -------------      -------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income -- Class A..........       (1,715,369)        (5,708,538)
Net investment income -- Class B..........         (179,954)          (442,330)
Net investment income -- Class C..........       (2,893,864)        (7,717,388)
Net investment income -- Class Y..........          (10,460)           (17,499)
                                              -------------      -------------
Total dividends to shareholders...........       (4,799,647)       (13,885,755)
                                              -------------      -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares......      119,790,626         85,715,637
Cost of shares repurchased................     (156,072,429)      (208,663,857)
Proceeds from dividends reinvested........        2,784,987          7,810,176
                                              -------------      -------------
Net decrease in net assets from beneficial
 interest transactions....................      (33,496,816)      (115,138,044)
                                              -------------      -------------
Net decrease in net assets................      (34,590,314)      (115,129,562)
NET ASSETS:
Beginning of period.......................      202,468,086        317,597,648
                                              -------------      -------------
End of period.............................    $ 167,877,772      $ 202,468,086
                                              =============      =============


                 See accompanying notes to financial statements

PAINEWEBBER U.S. GOVERNMENT INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                            FOR THE SIX MONTHS
                                                  ENDED          FOR THE YEAR
                                               MAY 31, 1997          ENDED
                                               (UNAUDITED)     NOVEMBER 30, 1996
                                            ------------------ -----------------
FROM OPERATIONS:
Net investment income.....................     $ 12,634,208      $  30,669,358
Net realized losses from investments,
 futures and options transactions.........       (3,887,899)        (5,634,876)
Net change in unrealized
 appreciation/depreciation of investments,
 futures and options......................       (7,156,577)       (11,158,030)
                                               ------------      -------------
Net increase in net assets resulting from
 operations...............................        1,589,732         13,876,452
                                               ------------      -------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income -- Class A..........       (9,943,550)       (23,685,897)
Net investment income -- Class B..........       (1,525,867)        (3,913,989)
Net investment income -- Class C..........         (960,802)        (2,575,319)
Net investment income -- Class Y..........         (203,976)          (494,153)
                                               ------------      -------------
Total dividends to shareholders...........      (12,634,195)       (30,669,358)
                                               ------------      -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares......        9,286,937         12,039,829
Cost of shares repurchased................      (66,655,742)      (137,034,365)
Proceeds from dividends reinvested........        7,076,349         17,203,944
                                               ------------      -------------
Net decrease in net assets from beneficial
 interest transactions....................      (50,292,456)      (107,790,592)
                                               ------------      -------------
Net decrease in net assets................      (61,336,919)      (124,583,498)
NET ASSETS:
Beginning of period.......................      449,958,864        574,542,362
                                               ------------      -------------
End of period.............................     $388,621,945      $ 449,958,864
                                               ============      =============


                 See accompanying notes to financial statements

PAINEWEBBER INVESTMENT GRADE INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                            FOR THE SIX MONTHS
                                                  ENDED          FOR THE YEAR
                                               MAY 31, 1997          ENDED
                                               (UNAUDITED)     NOVEMBER 30, 1996
                                            ------------------ -----------------
FROM OPERATIONS:
Net investment income.....................     $ 10,461,301      $ 22,996,094
Net realized gains from investments,
 futures and options transactions.........        2,104,206         3,056,319
Net change in unrealized
 appreciation/depreciation of investments,
 futures and options......................       (8,011,961)       (7,097,681)
                                               ------------      ------------
Net increase in net assets resulting from
 operations...............................        4,553,546        18,954,732
                                               ------------      ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income -- Class A..........       (7,733,281)      (16,762,230)
Net investment income -- Class B..........       (1,639,132)       (3,992,202)
Net investment income -- Class C..........         (997,043)       (2,241,662)
                                               ------------      ------------
Total dividends to shareholders...........      (10,369,456)      (22,996,094)
                                               ------------      ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares......        7,184,762        19,750,042
Cost of shares repurchased................      (40,095,912)      (77,068,314)
Proceeds from dividends reinvested........        5,299,515        11,757,555
                                               ------------      ------------
Net decrease in net assets from beneficial
 interest transactions....................      (27,611,635)      (45,560,717)
                                               ------------      ------------
Net decrease in net assets................      (33,427,545)      (49,602,079)
NET ASSETS:
Beginning of period.......................      319,818,108       369,420,187
                                               ------------      ------------
End of period.............................     $286,390,563      $319,818,108
                                               ============      ============


                 See accompanying notes to financial statements

PAINEWEBBER HIGH INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                            FOR THE SIX MONTHS
                                                  ENDED          FOR THE YEAR
                                               MAY 31, 1997          ENDED
                                               (UNAUDITED)     NOVEMBER 30, 1996
                                            ------------------ -----------------
FROM OPERATIONS:
Net investment income.....................     $ 26,439,544      $  51,630,478
Net realized losses from investment
 transactions.............................       (3,057,735)       (16,654,074)
Net change in unrealized
 appreciation/depreciation of investments.        8,506,566         44,869,407
                                               ------------      -------------
Net increase in net assets resulting from
 operations...............................       31,888,375         79,845,811
                                               ------------      -------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income -- Class A..........      (11,329,798)       (23,043,268)
Net investment income -- Class B..........       (9,244,978)       (18,655,102)
Net investment income -- Class C..........       (4,187,608)        (8,790,237)
                                               ------------      -------------
Total dividends to shareholders...........      (24,762,384)       (50,488,607)
                                               ------------      -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares......       87,479,917        109,863,618
Cost of shares repurchased................      (83,624,934)      (172,117,268)
Proceeds from dividends reinvested........       10,641,334         20,920,719
                                               ------------      -------------
Net increase (decrease) in net assets from
 beneficial interest transactions.........       14,496,317        (41,332,931)
                                               ------------      -------------
Net increase (decrease) in net assets.....       21,622,308        (11,975,727)
NET ASSETS:
Beginning of period.......................      553,501,146        565,476,873
                                               ------------      -------------
End of period (including undistributed net
 investment income of $817,459 at May 31,
 1997)....................................     $575,123,454      $ 553,501,146
                                               ============      =============


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 PaineWebber Managed Investments Trust (the "Trust") was organized under Massa-chusetts law by a Declaration of Trust dated November 21, 1986 and is regis-tered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. The Trust is a series mutual fund with six funds: PaineWebber Low Duration U.S. Government Income Fund ("Low Duration U.S. Government Income Fund"), PaineWebber U.S. Government Income Fund ("U.S. Government Income Fund"), PaineWebber Investment Grade Income Fund ("Investment Grade Income Fund"), PaineWebber High Income Fund ("High Income Fund") (collectively, the "Funds"), PaineWebber Utility Income Fund and the newly created PaineWebber Asia Pacific Growth Fund. The financial statements for PaineWebber Utility Income Fund and PaineWebber Asia Pacific Growth Fund are not included herein.
 Costs incurred by Low Duration U.S. Government Income Fund in connection with its organization have been deferred and are being amortized using the straight-line method not to exceed sixty months from the commencement of operations.
 Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Only Low Duration U.S. Government Income Fund and U.S. Government Income Fund had Class Y shares outstanding during the period. Each class represents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribu-tion charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan.
 The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assump-tions that affect the reported amounts and disclosures in the financial state-ments. Actual results could differ from those estimates. The following is a summary of significant accounting policies:
 Valuation of Investments--Where market quotations are readily available, port-folio securities are valued thereon, provided such quotations adequately re-flect the fair value of the securities, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administra-tor of the Funds. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those se-curities or similar securities received from recognized dealers in those secu-rities. All other securities are valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturi-ty, unless the Trust's board of trustees determines that this does not repre-sent fair value.
 Repurchase Agreements--The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including ac-crued interest, is at least equal to the repurchase price. In the event of de-fault of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under cer-tain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each of the Funds occasionally participates in joint repur-chase agreement transactions with other funds managed by Mitchell Hutchins.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

 Investment Transactions and Investment Income--Investment transactions are re-corded on the trade date. Realized gains and losses from investment transac-tions are calculated using the identified cost method. Interest income is re-corded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized (with the exception of U.S. Government Income Fund) as adjustments to interest income and the identi-fied cost of investments. Low Duration U.S. Government Income Fund and U.S. Government Income Fund may enter into transactions in which the Funds sell se-curities for delivery in the current month and simultaneously contract to re-purchase substantially similar (same type, coupon and maturity) securities on a specified future date (the "roll period"). During the roll period the Fund for-goes principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by fee in-come or a lower repurchase price.
 Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (af-ter adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.
 Futures Contracts--Upon entering into a financial futures contract, a Fund is required to pledge to a broker an amount of cash and/or U.S. Government securi-ties equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.
 Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The U.S. Government Income Fund primarily used financial futures contracts to manage the average duration of the Fund's portfolio. However, imperfect corre-lations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.
 Option Writing--When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing pur-chase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying se-curity) from the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

 Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and dis-tributions from realized capital gains are determined in accordance with fed-eral income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their fed-eral tax-basis treatment; temporary differences do not require reclassifica-tion.
CONCENTRATION OF RISK
 The ability of the issuers of the debt securities including mortgage- and as-set-backed securities held by the Funds to meet their obligations may be af-fected by economic developments, including those particular to a specific in-dustry or region. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayments.
WRITTEN OPTION ACTIVITY
 Transactions in options written for the six months ended May 31, 1997 for the were as follows:

                                      U.S. GOVERNMENT       INVESTMENT GRADE
                                        INCOME FUND           INCOME FUND
                                   ----------------------  -------------------
                                   NUMBER OF               NUMBER OF
                                    OPTIONS    PREMIUMS     OPTIONS   PREMIUMS
                                   ---------  -----------  ---------  --------
Options outstanding at November
 30, 1996.........................     1,425  $   823,092        400  $249,944
Options written ..................     3,425    1,629,763        --      --
Options terminated in closing
 purchase transactions............    (2,850)  (1,464,853)      (400) (249,944)
Options expired...................    (1,800)    (857,952)       --      --
                                      ------  -----------       ----  --------
Options outstanding at May 31,
 1997.............................       200  $   130,050          0  $      0
                                      ======  ===========       ====  ========

INVESTMENT ADVISER AND ADMINISTRATOR
 The Trust's board of trustees has approved an Investment Advisory and Adminis-tration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.50% of each Fund's average daily net assets. At May 31, 1997, Low Duration U.S. Government Income Fund, U.S. Government In-come Fund, Investment Grade Income Fund and High Income Fund owed Mitchell Hutchins $69,822, $166,286, $121,650 and $238,574, respectively, in investment advisory and administration fees.
 Under a separate contract with Mitchell Hutchins ("Sub-Advisory Contract"), Pacific Investment Management Company ("PIMCO") serves as the sub-adviser for Low Duration U.S. Government Income Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays PIMCO a fee, computed daily and payable monthly, in an amount equal to one-half of the advisory fee received by Mitch-ell Hutchins from the Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

DISTRIBUTION PLANS
 Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under sepa-rate plans of service and/or distribution pertaining to the Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, re-spectively. At May 31, 1997, Low Duration U.S. Government Income Fund, U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund owed Mitchell Hutchins $83,983, $127,494, $103,300 and $298,883, respectively, in service and distribution fees.
 Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent de-ferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that for the six months ended May 31, 1997, it earned $15,287, $105,236, $107,800 and $493,553 in sales charges for the Low Duration U.S. Government Income Fund, U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund, respectively.
SECURITY LENDING
 Each Fund may lend up to 33 1/3% of its total assets to qualified institu-tions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain ben-eficial rights, however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail fi-nancially. Each Fund receives compensation, which is included in interest in-come, for lending its securities from interest earned on the cash or U.S. gov-ernment securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund's lending agent is PaineWebber, who received $495 in compensation from the U.S. Government Income Fund for the six months ended May 31, 1997.
 As of May 31, 1997, U.S. Government Income Fund's custodian held cash and cash equivalents having an aggregate value of $364,000 as collateral for portfolio securities loaned having a market value of $352,670 for the U.S. Government In-come Fund.
TRANSFER AGENCY SERVICE FEES
 Each Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Funds' transfer agent. For these services for the six months ended May 31, 1997, PaineWebber earned $28,308, $56,406, $36,634 and $61,239 in transfer agency service fees from Low Duration U.S. Government Income Fund, U.S. Government Income Fund, In-vestment Grade Income Fund and High Income Fund, respectively. At May 31, 1997, Low Duration U.S. Government Income Fund, U.S. Government Income Fund, Invest-ment Grade Income Fund and High Income Fund owed PaineWebber $4,426, $8,930, $5,857 and $10,125, respectively, for transfer agency service fees.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

INVESTMENTS IN SECURITIES
 For federal income tax purposes, the cost of securities owned at May 31, 1997 was substantially the same as the cost of securities for financial statement purposes.
 At May 31, 1997, the components of the net unrealized appreciation (deprecia-tion) of investments were as follows:

                          LOW DURATION      U.S.      INVESTMENT
                         U.S. GOVERNMENT GOVERNMENT      GRADE         HIGH
                           INCOME FUND   INCOME FUND  INCOME FUND  INCOME FUND
                         --------------- -----------  -----------  ------------
Gross appreciation
 (investments having an
 excess of value over
 cost).................    $1,346,343    $ 2,106,162  $ 5,128,965  $ 40,484,311
Gross depreciation
 (investments having an
 excess of cost over
 value)................      (845,318)    (1,932,350)  (2,098,915)  (44,954,459)
                           ----------    -----------  -----------  ------------
Net unrealized
 appreciation
 (depreciation) of
 investments...........    $  501,025    $   173,812  $ 3,030,050  $ (4,470,148)
                           ==========    ===========  ===========  ============

 For the six months ended May 31, 1997, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                           LOW DURATION       U.S.      INVESTMENT
                          U.S. GOVERNMENT  GOVERNMENT     GRADE         HIGH
                            INCOME FUND   INCOME FUND  INCOME FUND  INCOME FUND
                          --------------- ------------ ------------ ------------
Purchases................  $310,715,308   $618,820,566 $143,450,267 $399,340,137
Sales....................  $349,476,797   $668,488,092 $179,172,381 $395,949,441

FEDERAL TAX STATUS
 Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated in-vestment companies. Accordingly, no provision for federal income taxes is re-quired. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.
 At November 30, 1996, Low Duration U.S. Government Income Fund, U.S. Govern-ment Income Fund, Investment Grade Income Fund and High Income Fund had net capital loss carryforwards of $120,452,991, $127,715,208 $43,150,005 and
$208,319,708, respectively. These loss carryforwards are available as reduc-tions, to the extent provided in the regulations, of future net realized capi-tal gains, and will expire between November 30, 1997 and November 30, 2004. To the extent that such losses are used to offset future net realized capital gains, it is probable that these gains will not be distributed.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SHARES OF BENEFICIAL INTEREST

 There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

                           CLASS A                    CLASS B                    CLASS C                  CLASS Y
                  --------------------------  -------------------------  -------------------------  ---------------------
                    SHARES        AMOUNT        SHARES        AMOUNT       SHARES        AMOUNT      SHARES     AMOUNT
                  -----------  -------------  -----------  ------------  -----------  ------------  --------  -----------
LOW DURATION
 U.S. GOVERNMENT
 INCOME FUND
SIX MONTHS ENDED
 MAY 31, 1997:
Shares sold.....   48,897,318  $ 114,095,099      507,973  $  1,185,977    1,903,699  $  4,433,040    32,573  $    76,510
Shares
 repurchased....  (55,546,371)  (129,695,626)    (615,899)   (1,439,957) (10,637,754)  (24,856,858)  (34,159)     (79,988)
Shares converted
 from Class B to
 Class A........      178,470        416,603     (178,470)     (416,603)     --            --          --         --
Dividends
 reinvested.....      248,787        581,074       51,269       119,744      888,215     2,074,624     4,087        9,545
                  -----------  -------------  -----------  ------------  -----------  ------------  --------  -----------
Net increase
 (decrease).....   (6,221,796) $ (14,602,850)    (235,127) $   (550,839)  (7,845,840) $(18,349,194)    2,501  $     6,067
                  ===========  =============  ===========  ============  ===========  ============  ========  ===========
YEAR ENDED
 NOVEMBER 30,
 1996:
Shares sold.....   33,345,282  $  77,185,738    1,056,888  $  2,465,649    2,528,030  $  5,896,920    71,997  $   167,330
Shares
 repurchased....  (58,723,622)  (136,218,122)  (1,671,128)   (3,877,425) (29,435,054)  (68,397,449)  (73,823)    (170,861)
Shares converted
 from Class B to
 Class A........      131,800        304,321     (131,800)     (304,321)     --            --          --         --
Dividends
 reinvested.....      878,124      2,041,079      122,139       283,662    2,354,265     5,470,009     6,638       15,426
                  -----------  -------------  -----------  ------------  -----------  ------------  --------  -----------
Net increase
 (decrease).....  (24,368,416) $ (56,686,984)    (623,901) $ (1,432,435) (24,552,759) $(57,030,520)    4,812  $    11,895
                  ===========  =============  ===========  ============  ===========  ============  ========  ===========
U.S. GOVERNMENT
 INCOME FUND
SIX MONTHS ENDED
 MAY 31, 1997:
Shares sold.....      323,926  $   2,813,509      235,895  $  2,042,891      252,126  $  2,178,967   260,164  $ 2,251,570
Shares
 repurchased....   (4,949,154)   (42,936,474)  (1,477,521)  (12,787,614)    (937,883)   (8,130,301) (323,490)  (2,801,353)
Shares converted
 from Class B to
 Class A........      125,156      1,085,409     (125,156)   (1,085,409)     --            --          --         --
Dividends
 reinvested.....      617,182      5,353,639      105,416       914,747       70,874       614,334    22,346      193,629
                  -----------  -------------  -----------  ------------  -----------  ------------  --------  -----------
Net decrease....   (3,882,890) $ (33,683,917)  (1,261,366) $(10,915,385)    (614,883) $ (5,337,000)  (40,980) $  (356,154)
                  ===========  =============  ===========  ============  ===========  ============  ========  ===========
YEAR ENDED
 NOVEMBER 30,
 1996:
Shares sold.....      306,752  $   2,704,540      497,410  $  4,426,086      256,396  $  2,270,244   299,365  $ 2,638,959
Shares
 repurchased....  (10,215,853)   (89,963,321)  (2,756,327)  (24,279,586)  (2,095,274)  (18,501,139) (492,959)  (4,290,319)
Shares converted
 from Class B to
 Class A........       68,275        595,688      (68,267)     (595,688)     --            --          --         --
Dividends
 reinvested.....    1,441,194     12,708,998      263,381     2,322,854      192,882     1,700,766    53,532      471,326
                  -----------  -------------  -----------  ------------  -----------  ------------  --------  -----------
Net decrease....   (8,399,632) $ (73,954,095)  (2,063,803) $(18,126,334)  (1,645,996) $(14,530,129) (140,062) $(1,180,034)
                  ===========  =============  ===========  ============  ===========  ============  ========  ===========

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
SHARES OF BENEFICIAL INTEREST (concluded)



                                  CLASS A                   CLASS B                   CLASS C
                          ------------------------  ------------------------  ------------------------
                            SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                          ----------  ------------  ----------  ------------  ----------  ------------
INVESTMENT GRADE INCOME
FUND
SIX MONTHS ENDED MAY 31,
1997:
Shares sold.............     334,988  $  3,496,888     197,105  $  2,047,061     157,780  $  1,640,813
Shares repurchased......  (2,438,822)  (25,405,805)   (918,470)   (9,559,395)   (493,498)   (5,130,712)
Shares converted from
 Class B to Class A.....     289,230     3,004,748    (289,230)   (3,004,748)          0             0
Dividends reinvested....     380,392     3,956,641      80,240       834,707      48,850       508,167
                          ----------  ------------  ----------  ------------  ----------  ------------
Net decrease............  (1,434,212) $(14,947,528)   (930,355) $ (9,682,375)   (286,868) $ (2,981,732)
                          ==========  ============  ==========  ============  ==========  ============
YEAR ENDED NOVEMBER 30,
 1996:
Shares sold.............     694,833  $  7,241,666     790,259  $  8,263,221     407,391  $  4,245,155
Shares repurchased......  (4,369,069)  (45,365,354) (1,914,223)  (19,907,506) (1,132,379)  (11,795,454)
Shares converted from
 Class B to Class A.....     244,309     2,526,391    (244,394)   (2,526,391)     --           --
Dividends reinvested....     822,442     8,550,479     195,960     2,037,499     112,477     1,169,577
                          ----------  ------------  ----------  ------------  ----------  ------------
Net decrease............  (2,607,485) $(27,046,818) (1,172,398) $(12,133,177)   (612,511) $ (6,380,722)
                          ==========  ============  ==========  ============  ==========  ============
HIGH INCOME FUND
SIX MONTHS ENDED MAY 31,
 1997:
Shares sold.............   3,988,986  $ 29,338,040   5,190,272  $ 38,257,185   2,688,300  $ 19,884,692
Shares repurchased......  (4,577,782)  (33,848,178) (4,455,993)  (32,782,799) (2,303,033)  (16,993,957)
Shares converted from
 Class B to Class A.....     552,851     4,071,692    (553,302)   (4,071,692)     --           --
Dividends reinvested....     674,342     4,973,518     482,592     3,557,022     285,850     2,110,794
                          ----------  ------------  ----------  ------------  ----------  ------------
Net increase............     638,397  $  4,535,072     663,569  $  4,959,716     671,117  $  5,001,529
                          ==========  ============  ==========  ============  ==========  ============
YEAR ENDED NOVEMBER 30,
 1996:
Shares sold.............   3,790,332  $ 27,178,599   8,214,718  $ 58,501,093   3,392,556  $ 24,183,926
Shares repurchased......  (8,288,303)  (58,543,490) (9,936,550)  (70,304,426) (6,108,246)  (43,269,352)
Shares converted from
 Class B to Class A.....     496,614     3,557,693    (496,939)   (3,557,693)     --           --
Dividends reinvested....   1,394,710     9,900,817     921,703     6,543,700     629,745     4,476,202
                          ----------  ------------  ----------  ------------  ----------  ------------
Net decrease............  (2,606,647) $(17,906,381) (1,297,068) $ (8,817,326) (2,085,945) $(14,609,224)
                          ==========  ============  ==========  ============  ==========  ============

                      [This Page Intentionally Left Blank]

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                 CLASS A
                          ------------------------------------------------------------

                            FOR THE
                           SIX MONTHS     FOR THE YEARS ENDED          FOR THE PERIOD
                             ENDED           NOVEMBER 30,               MAY 3, 1993#
                          MAY 31, 1997 ---------------------------     TO NOVEMBER 30,
                          (UNAUDITED)   1996      1995      1994            1993
                          ------------ -------  --------  --------     ---------------
Net asset value,
 beginning of period....     $ 2.35     $ 2.34    $ 2.25    $ 2.48          $ 2.50
                             ------     ------    ------    ------          ------
Net investment income...       0.07       0.14      0.13      0.12            0.07
Net realized and
 unrealized gains
 (losses) from
 investments,
 futures and options....      (0.01)      0.01      0.09     (0.29)          (0.02)
                             ------     ------    ------    ------          ------
Net increase (decrease)
 in net asset value from
 operations.............       0.06       0.15      0.22     (0.17)           0.05
                             ------     ------    ------    ------          ------
Dividends from net
 investment income......      (0.07)     (0.14)    (0.13)    (0.12)          (0.07)
                             ------     ------    ------    ------          ------
Contribution to capital
 from adviser...........        --         --        --       0.06             --
                             ------     ------    ------    ------          ------
Net asset value, end of
 period.................     $ 2.34     $ 2.35    $ 2.34    $ 2.25          $ 2.48
                             ======     ======    ======    ======          ======
Total investment
 return(1)..............       2.50%      6.46%    10.25%    (4.50)%**        1.88%
                             ======     ======    ======    ======          ======
Ratios/Supplemental
 data:
Net assets, end of
 period (000's).........    $56,240    $71,216  $127,961  $158,712        $551,243
Expenses to average net
 assets(2)..............       0.89%*     1.21%     1.15%     0.84%           0.81%*
Net investment income to
 average net assets(2)..       5.93%*     5.84%     5.89%     5.16%           4.85%*
Portfolio turnover rate.        177%       210%      242%      246%             97%

---------

 #  Commencement of issuance of shares
 *  Annualized
** Net of $0.06 contribution of capital from adviser. If such contribution had not been made the total investment returns would have been (7.02)% for Class A, (7.74)% for Class B and (7.50)% for Class C.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A, Class B and Class C would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.
(2) During the year ended November 30, 1994 Mitchell Hutchins waived a portion of its advisory and administration fees. If such waivers had not been made the annualized ratios of expenses to average net assets, and net investment income to average net assets, respectively, would have been 0.88% and 5.12% for Class A, 1.66% and 4.35% for Class B, and 1.39% and 4.61% for Class C.

                   CLASS B                                                  CLASS C
----------------------------------------------------- ----------------------------------------------------------
FOR THE SIX                                FOR THE    FOR THE SIX                                     FOR THE
  MONTHS                                    PERIOD      MONTHS                                         PERIOD
   ENDED      FOR THE YEARS ENDED        MAY 3, 1993#    ENDED        FOR THE YEARS ENDED           MAY 3, 1993#
  MAY 31,        NOVEMBER 30,                 TO        MAY 31,           NOVEMBER 30,                   TO
   1997      -----------------------     NOVEMBER 30,    1997      ----------------------------     NOVEMBER 30,
(UNAUDITED)   1996    1995    1994           1993     (UNAUDITED)    1996      1995      1994           1993
-----------  ------  ------  -------     ------------ -----------  --------  --------  --------     ------------
  $ 2.35     $ 2.34  $ 2.25   $ 2.48        $ 2.50       $ 2.35      $ 2.34    $ 2.25    $ 2.47          $ 2.50
  ------     ------  ------   ------        ------       ------      ------    ------    ------          ------
    0.06       0.12    0.11     0.10          0.06         0.06        0.12      0.12      0.11            0.06

   (0.01)      0.01    0.09    (0.29)        (0.02)       (0.01)       0.01      0.09     (0.28)          (0.03)
  ------     ------  ------   ------        ------       ------      ------    ------    ------          ------
    0.05       0.13    0.20    (0.19)         0.04         0.05        0.13      0.21     (0.17)           0.03
  ------     ------  ------   ------        ------       ------      ------    ------    ------          ------
   (0.06)     (0.12)  (0.11)   (0.10)        (0.06)       (0.06)      (0.12)    (0.12)    (0.11)          (0.06)
  ------     ------  ------   ------        ------       ------      ------    ------    ------          ------
     --         --      --      0.06           --           --          --        --       0.06             --
  ------     ------  ------   ------        ------       ------      ------    ------    ------          ------
  $ 2.34     $ 2.35  $ 2.34   $ 2.25        $ 2.48       $ 2.34      $ 2.35    $ 2.34    $ 2.25          $ 2.47
  ======     ======  ======   ======        ======       ======      ======    ======    ======          ======
    2.08%      5.60%   9.30%   (5.24)%**      1.47%        2.20%       5.82%     9.60%    (4.99)%**        1.20%
  ======     ======  ======   ======        ======       ======      ======    ======    ======          ======

  $7,122     $7,716  $9,147  $13,382       $31,706     $104,179    $123,203  $180,169  $296,182      $1,186,181
    1.71%*     2.03%   2.02%    1.62%         1.62%*       1.48%*      1.80%     1.75%     1.36%           1.35%*
    5.03%*     4.99%   5.03%    4.40%         4.31%*       5.28%*      5.22%     5.31%     4.65%           4.52%*
     177%       210%    242%     246%           97%         177%        210%      242%      246%             97%

                CLASS Y
----------------------------------------
 FOR THE SIX
   MONTHS                 FOR THE PERIOD
    ENDED    FOR THE YEAR  OCTOBER 20,
   MAY 31,      ENDED        1995# TO
    1997     NOVEMBER 30,  NOVEMBER 30,
 (UNAUDITED)     1996          1995
 ----------- ------------ --------------
   $ 2.35       $ 2.34        $ 2.33
   ------       ------        ------
     0.07         0.14          0.01

    (0.01)        0.01          0.01
   ------       ------        ------
     0.06         0.15          0.02
   ------       ------        ------
    (0.07)       (0.14)        (0.01)
   ------       ------        ------
      --           --            --
   ------       ------        ------
   $ 2.34       $ 2.35        $ 2.34
   ======       ======        ======
     2.60%        6.64%         0.83%
   ======       ======        ======

   $  337       $  333        $  321
     0.70%*       0.99%         0.99%*
     6.05%*       6.00%         5.87%*
      177%         210%          242%

PAINEWEBBER U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                   CLASS A
                          -----------------------------------------------------------------
                            FOR THE
                           SIX MONTHS
                             ENDED           FOR THE YEARS ENDED NOVEMBER 30,
                          MAY 31, 1997 ----------------------------------------------------
                          (UNAUDITED)    1996      1995         1994       1993      1992
                          ------------ --------  --------     --------   --------  --------
Net asset value,
 beginning of period....    $   8.86   $   9.12  $   8.50     $  10.03   $   9.98  $   9.97
                            --------   --------  --------     --------   --------  --------
Net investment income...        0.27       0.55      0.58         0.60       0.67      0.75
Net realized and
 unrealized gains
 (losses) from
 investments............       (0.22)     (0.26)     0.62        (1.53)      0.05      0.01
                            --------   --------  --------     --------   --------  --------
Net increase (decrease)
 from investment
 operations.............        0.05       0.29      1.20        (0.93)      0.72      0.76
                            --------   --------  --------     --------   --------  --------
Dividends from net
 investment income......       (0.27)     (0.55)    (0.58)       (0.60)     (0.67)    (0.75)
                            --------   --------  --------     --------   --------  --------
Net asset value, end of
 period.................    $   8.64   $   8.86  $   9.12     $   8.50   $  10.03  $   9.98
                            ========   ========  ========     ========   ========  ========
Total investment
 return(1)..............        0.61%      3.39%    14.70%       (9.62)%     7.38%     7.92%
                            ========   ========  ========     ========   ========  ========
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........    $301,710   $343,836  $430,285     $428,722   $648,923  $703,198
Expenses to average net
 assets.................        0.90%*     0.94%     1.03%(2)     0.95%      0.91%     0.93%
Net investment income to
 average net assets.....        6.27%*     6.24%     6.65%(2)     6.48%      6.60%     7.42%
Portfolio turnover rate.         157%       359%      206%         358%        83%       28%

---------

 #  Commencement of issuance of shares
 *  Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.
(2) These ratios include non-recurring acquisition expenses of 0.03%.

                       CLASS B
--------------------------------------------------------------
  FOR THE
 SIX MONTHS
   ENDED          FOR THE YEARS ENDED NOVEMBER 30,
MAY 31, 1997  ------------------------------------------------
(UNAUDITED)    1996     1995        1994      1993      1992
------------  -------  -------     -------  --------  --------
    $8.87      $ 9.12   $ 8.50     $ 10.03    $ 9.98    $ 9.98
    -----      ------   ------     -------    ------    ------
     0.24        0.48     0.51        0.53      0.60      0.67

    (0.22)      (0.25)    0.63       (1.53)     0.05      0.01
    -----      ------   ------     -------    ------    ------
     0.02        0.23     1.14       (1.00)     0.65      0.68
    -----      ------   ------     -------    ------    ------

    (0.24)      (0.48)   (0.52)      (0.53)    (0.60)    (0.68)
    -----      ------   ------     -------    ------    ------
    $8.65      $ 8.87   $ 9.12     $  8.50    $10.03    $ 9.98
    =====      ======   ======     =======    ======    ======
     0.23%       2.72%   13.81%    (10.31)%     6.57%     6.98%
    =====      ======   ======     =======    ======    ======

  $49,428     $61,873  $82,469     $99,581  $161,158  $132,357
     1.66%*      1.70%    1.81%(2)    1.72%     1.66%     1.67%
     5.52%*      5.47%    5.88%(2)    5.71%     5.79%     6.38%
      157%        359%     206%        358%       83%       28%
                      CLASS C
----------------------------------------------------
  FOR THE
SIX MONTHS                                           FOR THE PERIOD
   ENDED    FOR THE YEARS ENDED NOVEMBER 30,          JULY 2, 1992#
MAY 31,1997 ---------------------------------------- TO NOVEMBER 30,
(UNAUDITED)  1996     1995        1994       1993         1992
----------- -------- ----------- --------- --------- ---------------
    $8.86    $ 9.11   $ 8.49      $10.02     $ 9.98       $10.13
    -----    ------   ------      ------     ------       ------
     0.25      0.50     0.53        0.55       0.62         0.25

    (0.22)    (0.25)    0.63       (1.53)      0.04        (0.15)
    -----    ------   ------      ------     ------       ------
     0.03      0.25     1.16       (0.98)      0.66         0.10
    -----    ------   ------      ------     ------       ------

    (0.25)    (0.50)   (0.54)      (0.55)     (0.62)       (0.25)
    -----    ------   ------      ------     ------       ------
  $  8.64    $ 8.86   $ 9.11      $ 8.49     $10.02       $ 9.98
    =====    ======   ======      ======     ======       ======
     0.36%     2.98%   14.12%     (10.08)%     6.75%        0.62%
    =====    ======   ======      ======     ======       ======

  $31,504   $37,754  $53,832     $68,400   $143,473     $127,026
     1.40%*    1.45%    1.55%(2)    1.45%      1.40%        1.44%*
     5.78%*    5.74%    6.17%(2)    5.99%      6.06%        6.13%*
      157%      359%     206%        358%        83%          28%

PAINEWEBBER U.S. GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                              CLASS Y
                          ------------------------------------------------------
                            FOR THE
                           SIX MONTHS
                             ENDED      FOR THE YEARS ENDED NOVEMBER 30,
                          MAY 31, 1997 -----------------------------------------
                          (UNAUDITED)   1996    1995       1994    1993    1992
                          ------------ ------  ------     ------  ------  ------
Net asset value,
 beginning of period....      $8.86    $ 9.11  $ 8.49     $10.02  $ 9.97  $ 9.97
                              -----    ------  ------     ------  ------  ------
Net investment income...       0.28      0.57    0.61       0.62    0.70    0.77
Net realized and
 unrealized gains
 (losses) from
 investments............      (0.22)    (0.25)   0.62      (1.53)   0.05    0.01
                              -----    ------  ------     ------  ------  ------
Net increase (decrease)
 from investment
 operations.............       0.06      0.32    1.23      (0.91)   0.75    0.78
                              -----    ------  ------     ------  ------  ------
Dividends from net
 investment income......      (0.28)    (0.57)  (0.61)     (0.62)  (0.70)  (0.78)
                              -----    ------  ------     ------  ------  ------
Net asset value, end of
 period.................      $8.64    $ 8.86  $ 9.11     $ 8.49  $10.02  $ 9.97
                              =====    ======  ======     ======  ======  ======
Total investment
 return(1)..............       0.74%     3.81%  15.06%    (9.37)%   7.69%   8.13%
                              =====    ======  ======     ======  ======  ======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........     $5,979    $6,495  $7,957     $4,955  $6,232  $5,517
Expenses to average net
 assets.................       0.63%*    0.64%   0.71%(2)   0.65%   0.62%   0.63%
Net investment income to
 average net assets.....       6.54%*    6.53%   6.96%(2)   6.76%   6.87%   7.70%
Portfolio turnover rate.        157%      359%    206%       358%     83%     28%

---------

 *  Annualized
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total investment return for periods of less than one year has not been annualized.
(2) These ratios include non-recurring reorganization expenses of 0.03%.

                      [This Page Intentionally Left Blank]

PAINEWEBBER INVESTMENT GRADE INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                   CLASS A
                          --------------------------------------------------------------
                             FOR THE
                           SIX MONTHS
                              ENDED           FOR THE YEARS ENDED NOVEMBER 30,
                           MAY 31, 1997 ------------------------------------------------
                           (UNAUDITED)    1996      1995      1994      1993      1992
                          ------------- --------  --------  --------  --------  --------
Net asset value,
 beginning of period....      $10.59      $10.68    $ 9.67    $11.08    $10.38    $10.17
                              ------      ------    ------    ------    ------    ------
Net investment income...        0.37        0.73      0.76      0.77      0.79      0.81
Net realized and
 unrealized gains
 (losses) from
 investments............       (0.20)      (0.09)     1.01     (1.41)     0.70      0.22
                              ------      ------    ------    ------    ------    ------
Net increase (decrease)
 from investment
 operations.............        0.17        0.64      1.77     (0.64)     1.49      1.03
                              ------      ------    ------    ------    ------    ------
Dividends from net
 investment income......       (0.37)      (0.73)    (0.76)    (0.77)    (0.79)    (0.82)
                              ------      ------    ------    ------    ------    ------
Net asset value, end of
 period.................      $10.39      $10.59    $10.68    $ 9.67    $11.08    $10.38
                              ======      ======    ======    ======    ======    ======
Total investment
 return(1)..............        1.67%       6.33%    18.95%   (5.99)%    14.77%    10.39%
                              ======      ======    ======    ======    ======    ======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........    $210,002    $229,117  $258,898  $271,553  $204,418  $197,795
Expenses to average net
 assets.................        1.03%*      0.94%     0.95%     0.97%     0.96%     1.01%
Net investment income to
 average net assets.....        7.20%*      7.02%     7.42%     7.50%     7.24%     7.81%
Portfolio turnover rate.          50%        115%      149%      142%       27%       44%

---------

 *  Annualized
 #  Commencement of issuance of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

                      CLASS B                                                           CLASS C
----------------------------------------------------------  --------------------------------------------------------------------
  FOR THE                                                     FOR THE                                             FOR THE PERIOD
 SIX MONTHS                                                  SIX MONTHS                                           JULY 2, 1992#
   ENDED         FOR THE YEARS ENDED NOVEMBER 30,              ENDED      FOR THE YEARS ENDED NOVEMBER 30,              TO
MAY 31, 1997  --------------------------------------------  MAY 31, 1997 ---------------------------------------   NOVEMBER 30,
(UNAUDITED)    1996     1995     1994      1993     1992    (UNAUDITED)    1996      1995      1994       1993         1992
------------  -------  -------  -------   -------  -------  ------------ --------  --------  --------   --------  --------------
   $10.58      $10.67   $ 9.67   $11.07    $10.38   $10.17     $10.59      $10.68    $ 9.67    $11.08     $10.38      $10.48
   ------      ------   ------   ------    ------   ------     ------      ------    ------    ------     ------      ------
     0.33        0.65     0.68     0.69      0.71     0.73       0.34        0.68      0.70      0.72       0.74        0.28

    (0.19)      (0.09)    1.00    (1.40)     0.69     0.22      (0.20)      (0.09)     1.01     (1.41)      0.70       (0.10)
   ------      ------   ------   ------    ------   ------     ------      ------    ------    ------     ------      ------

     0.14        0.56     1.68    (0.71)     1.40     0.95       0.14        0.59      1.71     (0.69)      1.44        0.18
   ------      ------   ------   ------    ------   ------     ------      ------    ------    ------     ------      ------
    (0.33)      (0.65)   (0.68)   (0.69)    (0.71)   (0.74)     (0.34)      (0.68)    (0.70)    (0.72)     (0.74)      (0.28)
   ------      ------   ------   ------    ------   ------     ------      ------    ------    ------     ------      ------
   $10.39      $10.58   $10.67   $ 9.67    $11.07   $10.38     $10.39      $10.59    $10.68    $ 9.67     $11.08      $10.38
   ======      ======   ======   ======    ======   ======     ======      ======    ======    ======     ======      ======
     1.38%       5.54%   17.97%   (6.60)%   13.81%    9.56%      1.41%       5.80%    18.37%    (6.40)%    14.21%       1.32%
   ======      ======   ======   ======    ======   ======     ======      ======    ======    ======     ======      ======

  $47,626     $58,364  $71,372  $69,359   $52,301  $20,862    $28,762     $32,337   $39,150   $45,473    $47,527     $16,067
     1.79%*      1.68%    1.70%    1.72%     1.70%    1.74%      1.54%*      1.44%     1.45%     1.45%      1.44%       1.49%*
     6.44%*      6.27%    6.67%    6.73%     6.40%    6.88%      6.70%*      6.51%     6.95%     6.99%      6.61%       6.83%*
       50%        115%     149%     142%       27%      44%        50%        115%      149%      142%        27%         44%

PAINEWEBBER HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                   CLASS A
                          --------------------------------------------------------------
                            FOR THE
                           SIX MONTHS
                             ENDED           FOR THE YEARS ENDED NOVEMBER 30,
                          MAY 31, 1997 -------------------------------------------------
                          (UNAUDITED)    1996      1995      1994       1993      1992
                          ------------ --------  --------  --------   --------  --------
Net asset value,
 beginning of period....      $ 7.35     $ 6.96    $ 7.14    $ 8.73     $ 7.92    $ 7.30
                              ------     ------    ------    ------     ------    ------
Net investment income...        0.36       0.72      0.79      0.86       0.89      0.98
Net realized and
 unrealized gains
 (losses) from
 investments............        0.07       0.37     (0.17)    (1.59)      0.83      0.61
                              ------     ------    ------    ------     ------    ------
Net increase (decrease)
 from investment
 operations.............        0.43       1.09      0.62     (0.73)      1.72      1.59
                              ------     ------    ------    ------     ------    ------
Dividends from net
 investment income......       (0.34)     (0.70)    (0.80)    (0.86)     (0.91)    (0.97)
                              ------     ------    ------    ------     ------    ------
Net asset value, end of
 period.................      $ 7.44     $ 7.35    $ 6.96    $ 7.14     $ 8.73    $ 7.92
                              ======     ======    ======    ======     ======    ======
Total investment
 return(1)..............        6.03%     16.55%     9.01%    (9.20)%    22.89%    22.99%
                              ======     ======    ======    ======     ======    ======
Ratios/Supplemental
 Data:
Net assets, end of
 period (000's).........    $251,375   $243,564  $248,619  $268,397   $360,281  $279,685
Expenses to average net
 assets.................        0.97%*     0.96%     0.93%     0.91%      0.93%     0.98%
Net investment income to
 average net assets.....        9.90%*    10.10%    11.17%    10.43%     10.61%    12.68%
Portfolio turnover rate.          73%       142%       94%      156%       182%      185%

---------

 *  Annualized
 #  Commencement of issuance of shares
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

                        CLASS B
--------------------------------------------------------------
  FOR THE
 SIX MONTHS
   ENDED           FOR THE YEARS ENDED NOVEMBER 30,
MAY 31, 1997  ------------------------------------------------
(UNAUDITED)     1996      1995      1994       1993     1992
------------  --------  --------  --------   --------  -------
    $ 7.35      $ 6.95    $ 7.14    $ 8.72     $ 7.91   $ 7.29
     -----       -----     -----     -----      -----    -----
      0.34        0.66      0.74      0.80       0.83     0.92

      0.06        0.39     (0.18)    (1.58)      0.82     0.61
     -----       -----     -----     -----      -----    -----
      0.40        1.05      0.56     (0.78)      1.65     1.53
     -----       -----     -----     -----      -----    -----
     (0.31)      (0.65)    (0.75)    (0.80)     (0.84)   (0.91)
     -----       -----     -----     -----      -----    -----
    $ 7.44      $ 7.35    $ 6.95    $ 7.14     $ 8.72   $ 7.91
     =====       =====     =====     =====      =====    =====
      5.64%      15.86%     8.05%    (9.77)%    21.89%   22.07%
     =====       =====     =====     =====      =====    =====

  $223,120    $215,492  $212,946  $235,480   $286,525  $99,645
      1.72%*      1.71%     1.68%     1.64%      1.66%    1.70%
      9.14%*      9.34%    10.42%     9.66%      9.69%   11.42%
        73%        142%       94%      156%       182%     185%

                      CLASS C
----------------------------------------------------
  FOR THE
 SIX MONTHS                                          FOR THE PERIOD
   ENDED      FOR THE YEARS ENDED NOVEMBER 30,        JULY 2, 1992#
MAY 31, 1997 --------------------------------------- TO NOVEMBER 30,
(UNAUDITED)   1996      1995      1994       1993         1992
------------ -------- --------- ---------- --------- ---------------
    $ 7.36    $ 6.97    $ 7.15    $ 8.74     $ 7.92       $ 7.80
     -----     -----     -----     -----      -----        -----
      0.34      0.68      0.76      0.82       0.85         0.33

      0.07      0.38     (0.18)    (1.59)      0.82         0.11
     -----     -----     -----     -----      -----        -----
      0.41      1.06      0.58     (0.77)      1.67         0.44
     -----     -----     -----     -----      -----        -----
     (0.32)    (0.67)    (0.76)    (0.82)     (0.85)       (0.32)
     -----     -----     -----     -----      -----        -----
    $ 7.45    $ 7.36    $ 6.97    $ 7.15     $ 8.74       $ 7.92
     =====     =====     =====     =====      =====        =====
      5.76%    15.96%     8.45%    (9.62)%    22.19%        5.21%
     =====     =====     =====     =====      =====        =====

  $100,629   $94,445  $103,911  $115,196   $176,161      $35,992
      1.48%*    1.47%     1.44%     1.38%      1.39%        1.45%*
      9.38%*    9.60%    10.63%     9.91%      9.81%       10.67%*
        73%      142%       94%      156%       182%         185%